UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23380

Name of Fund:	BlackRock Credit Strategies Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Strategies Fund,
50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2024

Date of reporting period: 06/30/2024

Item 1 –	Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

June 30, 2024
2024 Semi-Annual Report (Unaudited)

BlackRock Credit Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Fund may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, its common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume the Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Fund’s financing cost of leverage is significantly lower than the income earned on the Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage. Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of the Fund’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Fund’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Fund’s investment adviser will be higher than if the Fund did not use leverage.
The Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. The Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, the Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging

Fund Summary as of June 30, 2024

BlackRock Credit Strategies Fund
Investment Objective
BlackRock Credit Strategies Fund’s (the “Fund”) investment objective is to seek to provide high income and attractive risk-adjusted returns. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in fixed income securities, with an emphasis on public and private corporate credit.
The Fund’s common shares are not listed on any securities exchange. The Fund is designed for long-term investors, and an investment in the common shares, unlike an investment in a traditional listed closed-end fund, should be considered illiquid.
No assurance can be given that the Fund’s investment objective will be achieved.
Net Asset Value Per Share Summary
	06/30/24	12/31/23	Change	High	Low
Net Asset Value — Institutional	$ 8.49	$ 8.63	(1.62)%	$ 8.63	$ 8.49
Net Asset Value — Class A	8.52	8.65	(1.50)	8.65	8.52
Net Asset Value — Class U	8.51	8.64	(1.50)	8.65	8.51
Net Asset Value — Class W	8.52	8.65	(1.50)	8.66	8.52
Performance
Returns for the period ended June 30, 2024 were as follows:
				Average Annual Total Returns(a)
				1 Year		5 Years		Since Inception(b)
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional(c)	10.31%	10.31%	3.03%	9.70%	N/A	4.18%	N/A	4.52%	N/A
Class A(c)	9.36	9.36	2.80	8.95	6.23%	3.45	2.93%	3.79	3.30%
Class U(c)	9.56	9.55	2.80	8.83	N/A	3.43	N/A	3.77	N/A
Class W(c)	9.27	9.26	2.80	8.95	5.14	3.45	2.71	3.79	3.10
Morningstar LSTA Leveraged Loan Index(d)	—	—	4.40	11.11	N/A	5.53	N/A	5.47	N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(e)	—	—	2.58	10.43	N/A	3.90	N/A	4.32	N/A

(a)
Assuming maximum sales charges, if any.  Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund commenced operations on February 28, 2019.
(c)	All returns reflect reinvestment of dividends and/or distributions at NAV on the payable date. Performance results reflect the Fund’s use of leverage, if any.
(d)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

(e)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

N/A — Not applicable as share class and index do not have a sales charge.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Contributions to the Fund’s performance were led by exposure to private credit, liquid bank loans, U.S. high yield corporate bonds, and collateralized loan obligations (“CLOs”). Exposure to capital securities, emerging market bonds and Asian corporate bonds made modest contributions to performance.
Interest rate positioning detracted from performance due to the interplay between inflation, interest rates, and market expectations. In addition, the U.S. investment grade corporate allocation and equity hedges detracted marginally.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2024(continued)

BlackRock Credit Strategies Fund
Describe recent portfolio activity.
The Fund increased exposure to floating rate assets, notably private credit and CLOs. In traded credit, exposure to U.S. high yield corporate bonds and capital securities was increased due to strong fundamentals and attractive spreads. The exposure to European high yield bonds was increased incrementally as the region rebounds from its 2023 economic stagnation. The U.S. and European investment grade corporate bond allocations reduced over the period as relative value shifted away from the asset class. Within bank loans, exposure to lower-priced segments was selectively reduced.
Describe portfolio positioning at period end.
The Fund concluded the period with a focus on floating-rate assets, including private credit, bank loans, and CLOs given the prevailing interest rate policy environment. For private credit, the Fund preferred growth opportunities within the direct lending space as the favorable macro backdrop has created an attractive investment environment for private lenders. The Fund was selectively positioned in special situations as well. The Fund continued to favor higher quality CLOs given their attractive floating rate carry and structural protection. Similarly, elevated exposure to bank loans was maintained as all-in yields remained high and default rates have started to plateau. Finally, the Fund maintained selective exposure to emerging market issues and Asian corporate bonds, pursuing idiosyncratic opportunities on a relative risk-reward basis.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
Floating Rate Loan Interests	56.8%
Corporate Bonds	25.1
Asset-Backed Securities	9.1
Preferred Securities	5.5
Common Stocks	1.4
Fixed Rate Loan Interests	1.3
Other*	0.8

CREDIT QUALITY ALLOCATION
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa	1.0%
AA/Aa	1.4
A	5.2
BBB/Baa	8.1
BB/Ba	9.4
B	20.8
CCC/Caa	9.3
CC	0.1
D	0.1
N/R(c)	44.6

(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.
Fund Summary

About Fund Performance
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees but are only available through the Fund’s distributor or an asset-based fee program sponsored by a registered broker-dealer or registered investment adviser (also known as a “wrap fee” program) that has an agreement with the Fund’s distributor.
Class A Shares are subject to a maximum initial sales charge (front-end load) of 2.50% and servicing and distribution fee of 0.75% per year. A contingent deferred sales charge of 1.50% is assessed on Fund repurchases of Class A Shares made within 18 months after purchase where no initial sales load was paid at the time of purchase as part of an investment of $250,000 or more. Class A Shares performance shown prior to the Class A Shares inception date of April 1, 2020 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class A Shares fees.
Class U Shares are not subject to any sales charge. These shares are subject to a servicing and distribution fee of 0.75% per year. These shares are available only to clients of financial intermediaries with which the Fund has a selling agreement to distribute such shares. Class U Shares performance shown prior to the Class U Shares inception date of July 12, 2021 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class U Shares fees.
Class W Shares are subject to a maximum initial sales charge (front-end load) of 3.50% and servicing and distribution fee of 0.75% per year. These shares are available only through brokerage, transactional-based accounts. Class W Shares performance shown prior to the Class W Shares inception date of July 12, 2021 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class W Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager"), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower.  With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses for Continuously Offered Closed-End Funds
Shareholders of the Fund may incur the following charges: (a) transactional expenses, including sales charges and early withdrawal fees; and (b) operating expenses, including investment advisory fees, and other fund expenses. The example below (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.  In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2024 BlackRock Semi-Annual Report to Shareholders

Disclosure of Expenses for Continuously Offered Closed-End Funds (continued)
Expense Example for Continuously Offered Closed-End Funds
	Actual				Hypothetical 5% Return
			Expenses Paid During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (01/01/24)	Ending Account Value (06/30/24)	Including Interest Expense and Fees(a)	Excluding Interest Expense and Fees(a)	Beginning Account Value (01/01/24)	Ending Account Value (06/30/24)	Expenses Paid During the Period(a)	Ending Account Value (06/30/24)	Expenses Paid During the Period(a)	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$ 1,000.00	$ 1,030.30	$ 7.15	$ 6.40	$ 1,000.00	$ 1,017.82	$ 7.10	$ 1,018.56	$ 6.36	1.42%	1.27%
Class A	1,000.00	1,028.00	10.61	9.85	1,000.00	1,014.40	10.54	1,015.15	9.79	2.11	1.95
Class U	1,000.00	1,028.00	10.95	10.20	1,000.00	1,014.06	10.88	1,014.81	10.13	2.17	2.02
Class W	1,000.00	1,028.00	10.54	9.78	1,000.00	1,014.47	10.47	1,015.22	9.72	2.09	1.94

(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

Disclosure of Expenses for Continuously Offered Closed-End Funds

Schedule of Investments (unaudited)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL CLO Ltd., Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/20/34(a)(b)	USD	1,000	$ 1,003,266
Anchorage Capital CLO 11 Ltd., Series 2019-11A, Class C1R2, (3-mo. CME Term SOFR + 2.40%), 7.74%, 07/22/37(a)(b)		1,000	1,000,000
Bain Capital Credit CLO Ltd.(a)(b)
Series 2019-2A, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.68%, 10/17/32		1,000	1,000,003
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/34		1,000	1,000,363
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/21/34		1,500	1,500,528
Ballyrock CLO Ltd.(a)(b)
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 7.62%, 02/20/36		1,000	1,005,804
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 2.31%), 7.64%, 04/15/34		1,500	1,503,985
Series 2024-22A, Class B, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/15/37		1,500	1,520,306
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3-mo. CME Term SOFR + 2.31%), 7.63%, 01/25/35(a)(b)		1,000	998,238
Benefit Street Partners CLO XXVII Ltd., Series 2022- 27A, Class A1, (3-mo. CME Term SOFR + 1.80%), 7.12%, 07/20/35(a)(b)		615	619,356
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37(a)(b)		1,500	1,520,044
Canyon CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/15/34(a)(b)		1,000	1,003,052
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.79%, 04/20/32(a)(b)		1,000	1,003,417
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.84%, 07/20/34(a)(b)		1,000	1,002,123
CIFC Funding Ltd.(a)(b)
Series 2015-1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 7.49%, 01/22/31		1,000	1,001,784
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.64%, 04/20/32		1,000	1,001,570
Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 7.34%, 01/15/35		800	804,557
Clover CLO LLC, Series 2020-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 04/15/34(a)(b)		2,000	2,002,738
Cook Park CLO Ltd., Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.33%, 04/17/30(a)(b)		250	250,468
Elmwood CLO 21 Ltd., Series 2022-8A, Class AR, (3- mo. CME Term SOFR + 1.65%), 6.97%, 10/20/36(a)(b)		700	704,942
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 7.69%, 04/18/37(a)(b)		1,000	1,009,661
Flatiron CLO Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.49%, 07/19/34(a)(b)		1,000	1,001,490
Galaxy XXIV CLO Ltd., Series 2024-R, Class CR, (3- mo. CME Term SOFR + 2.45%), 7.77%, 04/15/37(a)(b)		1,106	1,115,409
Generate CLO Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.92%, 04/22/37(a)(b)		1,000	1,008,530
Golub Capital Partners LP, Series 2020-48A, Class C, (3-mo. CME Term SOFR + 3.06%), 8.38%, 04/17/33(a)(b)		900	900,032
Security		Par (000)	Value
Asset-Backed Securities (continued)
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3- mo. CME Term SOFR + 3.26%), 8.59%, 01/27/31(a)(b)	USD	500	$ 499,924
HalseyPoint CLO Ltd., Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.41%), 7.74%, 04/20/34(a)(b)		750	751,715
Madison Park Funding XXIX Ltd., Series 2018-29A, Class CR, (3-mo. CME Term SOFR + 2.25%), 7.58%, 10/18/30(a)(b)		1,000	1,000,932
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/14/35(a)(b)		1,500	1,503,366
NYACK Park CLO Ltd., Series 2021-1A, Class C, (3- mo. CME Term SOFR + 2.21%), 7.54%, 10/20/34(a)(b)		1,250	1,252,627
OCP CLO Ltd., Series 2019-17A, Class CR2, 07/20/37(a)(b)(c)		1,000	1,000,000
OHA Credit Funding Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.89%, 04/21/34(a)(b)		1,000	1,003,471
OHA Credit Partners XV Ltd., Series 2017-15R, Class D1R, (3-mo. CME Term SOFR + 3.45%), 8.78%, 04/20/37(a)(b)		1,500	1,561,913
OHA Loan Funding Ltd.(a)(b)
Series 2013-1A, Class D1R3, (3-mo. CME Term SOFR + 3.30%), 8.62%, 04/23/37		750	749,905
Series 2015-1A, Class DR3, (3-mo. CME Term SOFR + 3.46%), 8.79%, 01/19/37		1,000	1,000,592
Palmer Square CLO Ltd.(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.05%), 8.37%, 04/20/35		1,000	1,002,158
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.54%, 10/15/34		1,000	1,002,815
Post CLO Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.20%), 8.52%, 04/20/35(a)(b)		1,000	990,066
Rad CLO Ltd., Series 2021-15A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.64%, 01/20/34(a)(b)		1,000	1,002,891
Regatta XII Funding Ltd., Series 2019-12R, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 10/15/32(a)(b)		1,000	1,002,138
Signal Peak CLO Ltd., Series 2018-8A, Class C, (3-mo. CME Term SOFR + 2.26%), 7.59%, 04/20/33(a)(b)		1,000	1,000,294
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.59%, 07/20/34(a)(b)		1,000	1,000,719
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 7.57%, 04/20/36(a)(b)		1,000	1,008,096
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 6.42%, 01/17/32(a)(b)		587	586,843
TCW CLO Ltd., Series 2021-1A, Class D2, (3-mo. CME Term SOFR + 4.14%), 9.47%, 03/18/34(a)(b)		1,000	1,000,720
TICP CLO XIII Ltd., Series 2019-13A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.74%, 04/15/34(a)(b)		1,000	1,002,502
Webster Park CLO Ltd., Series 2015-1AR, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.49%, 07/20/30(a)(b)		690	690,096

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd., Series 2019-1A, Class BRR, (3- mo. CME Term SOFR + 1.75%), 7.02%, 07/24/36(a)(b)	USD	1,000	$ 1,000,000
Whitebox CLO II Ltd., Series 2020-2A, Class CR, (3- mo. CME Term SOFR + 2.46%), 7.78%, 10/24/34(a)(b)		640	641,848
Total Asset-Backed Securities — 9.2% (Cost: $49,061,011)			49,737,297

	Shares
Common Stocks
Biotechnology — 0.1%
Anika Therapeutics, Inc.(d)	21,535	545,482
Construction & Engineering — 0.0%
McDermott International Ltd.(d)	2,158	626
Construction Materials — 0.0%
Kellermeyer Bergensons Common, Preference Shares(d)(e)	45,118	—
Consumer Finance — 0.0%
Worldremit Ltd., Series X, (Acquired 06/24/24, Cost: $0)(f)	136	—
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $6,420)(d)(e)(f)	511	27,339
Financial Services(d) — 0.0%
NMG Parent LLC	78	7,800
Travelport Finance Luxembourg SARL(e)	10	26,987
		34,787
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $25,078)(d)(f)	807	8,272
Health Care Technology — 0.3%
Veradigm, Inc.(d)	142,213	1,351,023
Household Durables — 0.9%
Lennar Corp., Class A	13,000	1,948,310
Taylor Morrison Home Corp., Class A(d)	55,000	3,049,200
		4,997,510
Pharmaceuticals(d) — 0.1%
Marinus Pharmaceuticals, Inc.	21,526	25,185
Milestone Pharmaceuticals, Inc.	261,344	347,588
		372,773
Real Estate Management & Development — 0.1%
WEWORK, Inc.(d)(e)	51,218	512,180
Security	Shares	Value
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(d)(e)	543	$ 4,751
Total Common Stocks — 1.5% (Cost: $7,288,631)		7,854,743

		Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)	USD	82	78,702
Aerospace & Defense — 0.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		19	19,368
Boeing Co.(b)
6.86%, 05/01/54		2,530	2,596,215
7.01%, 05/01/64		1,085	1,110,899
Bombardier, Inc.(b)
7.88%, 04/15/27		20	20,051
6.00%, 02/15/28		182	179,906
8.75%, 11/15/30		47	50,797
7.25%, 07/01/31		6	6,160
7.00%, 06/01/32		19	19,264
RTX Corp., 6.40%, 03/15/54		765	834,097
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		85	91,514
9.75%, 11/15/30		39	43,022
Triumph Group, Inc., 9.00%, 03/15/28(b)		81	84,907
			5,056,200
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(b)		2	2,025
Automobile Components — 0.2%
Champions Financing, Inc., 8.75%, 02/15/29(b)		35	35,892
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27(b)		300	301,693
Forvia SE, 5.50%, 06/15/31(g)	EUR	100	107,898
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	USD	29	29,389
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(g)(h)	EUR	320	366,674
Phinia, Inc., 6.75%, 04/15/29(b)	USD	11	11,163
Tenneco, Inc., 8.00%, 11/17/28(b)		15	13,655
ZF Europe Finance BV, 4.75%, 01/31/29(g)	EUR	200	214,726
			1,081,090
Automobiles — 0.1%
Carvana Co.(b)(h)
(13.00% PIK), 13.00%, 06/01/30	USD	13	14,231
(14.00% PIK), 14.00%, 06/01/31		37	41,613
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		16	16,545
RCI Banque SA(a)(g)
(5-year EUR Swap + 2.85%), 2.63%, 02/18/30	EUR	300	315,669
10/09/34(c)		100	106,834
			494,892
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks — 2.2%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30(a)(g)	EUR	100	$ 107,365
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88%(a)(g)(i)		200	211,593
Banco BPM SpA, (5-year EUR Swap + 3.40%), 3.38%, 01/19/32(a)(g)		200	205,644
Bangkok Bank PCL/Hong Kong, (5-year CMT + 1.90%), 3.73%, 09/25/34(a)(g)	USD	200	177,142
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(g)		200	191,125
Bank of East Asia Ltd., (5-year CMT + 2.30%), 4.88%, 04/22/32(a)(g)		250	237,485
Chiyu Banking Corp. Ltd., (5-year CMT + 3.20%), 5.75%, 04/07/32(a)(g)		250	236,072
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		1,030	1,047,500
Commerzbank AG(a)(g)
(5-year EUR Swap + 6.36%), 6.13%(i)	EUR	400	424,364
(5-year EURIBOR ICE Swap + 3.70%), 6.75%, 10/05/33		100	115,198
(c)(i)		200	213,597
Deutsche Bank AG(a)(g)(i)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		200	191,165
(5-year EURIBOR ICE Swap + 5.26%), 8.13%		200	215,625
Eurobank SA, (5-year EURIBOR ICE Swap + 2.17%), 4.88%, 04/30/31(a)(g)		100	107,451
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)	USD	2,235	2,265,939
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(g)		200	186,500
Lloyds Banking Group PLC, (5-year UK Government Bond + 4.61%), 5.13%(a)(i)	GBP	200	249,344
Macquarie Bank Ltd., 6.80%, 01/18/33(b)	USD	2,070	2,167,029
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(g)	EUR	150	162,089
Toronto-Dominion Bank, 07/31/84(a)(c)	USD	1,110	1,107,225
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(a)		1,340	1,349,385
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)		885	874,563
			12,043,400
Biotechnology — 0.0%
Cidron Aida Finco SARL, 6.25%, 04/01/28(g)	GBP	200	233,985
Broadline Retail — 0.1%
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	USD	31	28,977
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		27	26,674
Rakuten Group, Inc., 9.75%, 04/15/29(g)		200	206,150
			261,801
Building Materials — 0.2%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		2	1,961
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(g)	EUR	103	114,444
07/15/31(b)(c)	USD	17	17,213
HT Troplast GmbH, 9.38%, 07/15/28(g)	EUR	300	314,667
Masterbrand, Inc., 7.00%, 07/15/32(b)	USD	11	11,124
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		36	33,988
Security		Par (000)	Value
Building Materials (continued)
New Enterprise Stone & Lime Co., Inc.(b) (continued)
9.75%, 07/15/28	USD	17	$ 17,283
PCF GmbH, 4.75%, 04/15/26(g)	EUR	300	271,647
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	USD	125	132,616
			914,943
Building Products — 0.2%
Lowe’ s Cos., Inc., 5.63%, 04/15/53		1,200	1,161,923
White Cap Buyer LLC, 6.88%, 10/15/28(b)		158	152,453
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(h)		4	4,000
			1,318,376
Capital Markets — 0.1%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		500	502,492
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)		15	15,476
Blue Owl Credit Income Corp.
7.75%, 09/16/27		50	51,375
6.60%, 09/15/29(b)		10	9,865
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)		7	6,848
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		20	19,842
5.25%, 05/15/27		88	82,599
9.75%, 01/15/29(b)		18	18,648
4.38%, 02/01/29		5	4,275
9.00%, 06/15/30(b)		15	14,924
			726,344
Chemicals — 0.4%
Chemours Co.
4.00%, 05/15/26	EUR	100	103,614
5.38%, 05/15/27	USD	7	6,645
5.75%, 11/15/28(b)		5	4,616
4.63%, 11/15/29(b)		4	3,444
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(g)	EUR	200	209,643
Herens Midco SARL, 5.25%, 05/15/29(g)		100	82,731
INEOS Finance PLC, 6.38%, 04/15/29(g)		102	112,378
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(g)		204	231,309
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)	USD	25	20,699
Olympus Water U.S. Holding Corp.(g)
9.63%, 11/15/28	EUR	427	489,935
5.38%, 10/01/29		100	96,826
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(g)		500	578,661
WR Grace Holdings LLC(b)
5.63%, 08/15/29	USD	145	133,646
7.38%, 03/01/31		64	64,862
			2,139,009
Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		105	105,273
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		7	6,979
9.75%, 07/15/27		47	46,713
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, 06/01/28(g)	GBP	400	454,444
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(g)	EUR	100	99,609

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28	USD	114	$ 110,528
7.00%, 05/01/31		96	98,079
7.00%, 06/15/32		47	47,665
Garda World Security Corp.(b)
9.50%, 11/01/27		20	20,092
7.75%, 02/15/28		98	99,812
6.00%, 06/01/29		6	5,474
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		26	24,082
Nexi SpA, 2.13%, 04/30/29(g)	EUR	400	387,213
Pachelbel Bidco SpA(g)
7.13%, 05/17/31		100	110,576
(3-mo. EURIBOR + 4.25%), 8.07%, 05/17/31(a)		100	108,583
Q-Park Holding I BV, 02/15/30(c)(g)		102	108,964
Sotheby’ s, 7.38%, 10/15/27(b)	USD	200	167,011
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(g)	EUR	100	107,979
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)	USD	61	63,000
Worldline SA/France, 0.00%, 07/30/26(g)(j)(k)	EUR	195	193,219
			2,365,295
Communications Equipment(b) — 1.0%
CommScope Technologies LLC, 6.00%, 06/15/25	USD	2,000	1,629,480
CommScope, Inc.
6.00%, 03/01/26		1,933	1,696,304
4.75%, 09/01/29		546	378,001
GoTo Group, Inc., 5.50%, 05/01/28		2,242	1,553,048
			5,256,833
Construction & Engineering — 0.2%
Azzurra Aeroporti SpA, 2.63%, 05/30/27(g)	EUR	200	202,460
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	USD	197	212,897
Infrastrutture Wireless Italiane SpA, 1.75%, 04/19/31(g)	EUR	100	95,038
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(g)	USD	200	200,312
Kier Group PLC, 9.00%, 02/15/29(g)	GBP	100	129,412
Pike Corp., 8.63%, 01/31/31(b)	USD	5	5,297
			845,416
Construction Materials(b) — 0.0%
Gates Corp., 6.88%, 07/01/29		22	22,384
Velocity Vehicle Group LLC, 8.00%, 06/01/29		10	10,285
			32,669
Consumer Finance — 0.1%
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		8	8,404
Muthoot Finance Ltd., 7.13%, 02/14/28(g)		250	252,578
Navient Corp., 9.38%, 07/25/30		49	51,522
OneMain Finance Corp.
9.00%, 01/15/29		45	47,476
5.38%, 11/15/29		98	91,910
7.50%, 05/15/31		8	8,095
			459,985
Consumer Staples Distribution & Retail — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)		11	10,659
Market Bidco Finco PLC, 5.50%, 11/04/27(g)	GBP	300	350,791
United Natural Foods, Inc., 6.75%, 10/15/28(b)	USD	8	7,222
			368,672
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		200	169,251
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		23	22,605
Security		Par (000)	Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.(b) (continued)
8.75%, 04/15/30	USD	107	$ 104,716
Delhi International Airport Ltd., 6.13%, 10/31/26(g)		200	199,312
Fiber Bidco SpA(g)
6.13%, 06/15/31	EUR	100	106,024
(3-mo. EURIBOR + 4.00%), 7.71%, 01/15/30(a)		200	216,334
Fiber Midco SpA, (10.00% PIK), 10.00%, 06/15/29(g)(h)		100	106,908
Kleopatra Finco SARL, 4.25%, 03/01/26(g)		200	188,112
LABL, Inc.(b)
6.75%, 07/15/26	USD	4	3,950
5.88%, 11/01/28		31	28,268
9.50%, 11/01/28		93	93,733
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)		296	301,917
OI European Group BV, 5.25%, 06/01/29(g)	EUR	108	116,066
Titan Holdings II BV, 5.13%, 07/15/29(g)		100	108,236
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)	USD	20	21,844
			1,787,276
Diversified Consumer Services — 0.9%
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		5,808	5,022,385
Diversified REITs — 1.6%
American Tower Corp., 3.10%, 06/15/50		743	479,574
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		120	100,841
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		6	6,238
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		63	57,547
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		1,749	1,712,765
6.50%, 02/15/29		8,000	5,101,449
VICI Properties LP, 5.13%, 05/15/32		990	943,208
			8,401,622
Diversified Telecommunication Services — 2.6%
Altice Financing SA, 5.75%, 08/15/29(b)		400	290,423
Altice France SA/France
11.50%, 02/01/27(g)	EUR	100	87,577
5.13%, 07/15/29(b)	USD	200	131,520
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30(g)(j)	EUR	800	854,218
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd/Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(h)	USD	5,022	4,953,029
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		49	46,163
8.75%, 05/15/30		160	164,871
8.63%, 03/15/31		12	12,362
Global Switch Finance BV, 1.38%, 10/07/30(g)	EUR	151	146,768
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(g)(i)	USD	200	192,187
Iliad Holding SASU
7.00%, 10/15/28(b)		289	286,581
6.88%, 04/15/31(g)	EUR	100	108,691
iliad SA, 5.38%, 02/15/29(g)		300	326,753
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(g)		150	155,823
Level 3 Financing, Inc.(b)
10.50%, 04/15/29	USD	2,994	2,986,515
4.88%, 06/15/29		38	21,940
11.00%, 11/15/29		117	119,933
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.(b) (continued)
10.50%, 05/15/30	USD	92	$ 91,118
Lorca Telecom Bondco SA, 5.75%, 04/30/29(g)	EUR	160	175,422
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	20	12,709
4.13%, 04/15/30		20	12,221
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(g)(i)		200	197,900
SoftBank Group Corp.(g)
2.88%, 01/06/27	EUR	100	101,363
01/08/29(c)		175	187,416
3.38%, 07/06/29		600	591,165
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)	USD	24	22,609
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		1,905	1,523,554
6.13%, 03/01/28		58	38,834
			13,839,665
Electric Utilities — 0.5%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(g)(i)	EUR	125	132,697
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(g)	USD	200	189,250
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(g)		200	205,625
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(i)		25	24,354
FirstEnergy Corp., 4.00%, 05/01/26(j)		34	33,626
JSW Hydro Energy Ltd., 4.13%, 05/18/31(g)		152	134,140
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(g)		211	200,740
Pacific Gas and Electric Co.
6.95%, 03/15/34		495	532,979
4.20%, 06/01/41		310	242,831
PG&E Corp., 4.25%, 12/01/27(b)(j)		12	12,102
Southern California Edison Co., 5.88%, 12/01/53		600	598,536
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(g)		156	157,187
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(i)		13	13,110
Vistra Operations Co. LLC, 6.88%, 04/15/32(b)		28	28,425
			2,505,602
Electronic Equipment, Instruments & Components — 0.0%
EquipmentShare.com, Inc., 8.63%, 05/15/32(b)		5	5,185
Energy Equipment & Services(b) — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28		121	119,836
Enerflex Ltd., 9.00%, 10/15/27		53	53,666
Kodiak Gas Services LLC, 7.25%, 02/15/29		33	33,828
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29		77	77,586
			284,916
Entertainment(g) — 0.1%
CPUK Finance Ltd., 7.88%, 08/28/29	GBP	100	128,622
Inter Media and Communication SpA, 6.75%, 02/09/27	EUR	200	210,977
Motion Finco SARL, 7.38%, 06/15/30		200	222,758
			562,357
Environmental, Maintenance & Security Service(b) — 0.0%
GFL Environmental, Inc., 4.38%, 08/15/29	USD	4	3,686
Madison IAQ LLC, 5.88%, 06/30/29		65	60,476
Waste Pro USA, Inc., 5.50%, 02/15/26		111	109,469
			173,631
Security		Par (000)	Value
Financial Services — 1.4%
Blue Owl Credit Income Corp., 6.65%, 03/15/31	USD	485	$ 474,014
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		60	59,961
9.13%, 05/15/31		17	16,543
GGAM Finance Ltd., 6.88%, 04/15/29(b)		14	14,245
Global Aircraft Leasing Co. Ltd.(b)(h)
(6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		6,013	5,802,890
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		53	50,652
Intrum AB(g)
3.00%, 09/15/27	EUR	200	137,947
9.25%, 03/15/28		100	70,983
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 07/15/31(b)(c)	USD	17	17,149
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		26	23,086
Macquarie Airfinance Holdings Ltd.(b)
8.38%, 05/01/28		16	16,863
8.13%, 03/30/29		25	26,430
Manappuram Finance Ltd., 7.38%, 05/12/28(g)		200	197,750
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		171	167,368
7.13%, 02/01/32		53	53,310
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		16	16,499
7.13%, 11/15/30		21	20,935
ProGroup AG, 5.13%, 04/15/29(g)	EUR	100	107,376
Shriram Finance Ltd., 6.63%, 04/22/27(g)	USD	200	199,875
			7,473,876
Food Products — 0.2%
B&G Foods, Inc., 09/15/28(b)(c)		7	7,113
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(g)	GBP	213	268,917
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(b)	USD	149	153,456
Elior Group SA, 3.75%, 07/15/26(g)	EUR	147	152,510
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)	USD	28	28,932
Lion/Polaris Lux 4 SA, 07/01/29(a)(c)(g)	EUR	100	107,095
Picard Groupe SAS, 07/01/29(c)(g)		100	106,968
Tereos Finance Groupe I SA, 7.25%, 04/15/28(g)		300	337,796
			1,162,787
Ground Transportation — 0.1%
GN Bondco LLC, 9.50%, 10/15/31(b)	USD	26	24,234
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(g)(i)	GBP	200	228,842
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(b)(j)	USD	19	22,591
			275,667
Health Care Equipment & Supplies(b) — 0.1%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28		126	128,993
Medline Borrower LP, 5.25%, 10/01/29		281	268,166
Sotera Health Holdings LLC, 7.38%, 06/01/31		15	15,022
			412,181
Health Care Providers & Services — 0.2%
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		63	59,806
Catalent Pharma Solutions, Inc.
2.38%, 03/01/28(g)	EUR	100	102,364
3.13%, 02/15/29(b)	USD	8	7,657
3.50%, 04/01/30(b)		2	1,914
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		29	27,005

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(b) (continued)
6.00%, 01/15/29	USD	4	$ 3,530
5.25%, 05/15/30		178	146,760
4.75%, 02/15/31		22	17,297
10.88%, 01/15/32		42	43,713
Concentra Escrow Issuer Corp., 07/15/32(b)(c)		19	19,250
Ephios Subco 3 SARL, 7.88%, 01/31/31(g)	EUR	134	152,581
LifePoint Health, Inc.(b)
9.88%, 08/15/30	USD	50	53,321
11.00%, 10/15/30		94	103,566
10.00%, 06/01/32		16	16,359
Star Parent, Inc., 9.00%, 10/01/30(b)		110	115,489
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)		92	92,932
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		15	14,772
			978,316
Health Care REITs — 1.7%
Diversified Healthcare Trust
9.75%, 06/15/25		3,256	3,252,044
0.00%, 01/15/26(b)(k)		7,000	6,108,117
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29		74	53,710
			9,413,871
Health Care Technology — 0.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		242	222,809
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		14	14,167
Service Properties Trust
8.63%, 11/15/31(b)		150	156,347
8.88%, 06/15/32		24	22,386
			192,900
Hotels, Restaurants & Leisure — 1.2%
Accor SA, (5-year EUR Swap + 4.11%), 7.25%(a)(g)(i)	EUR	200	232,145
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(g)		500	565,596
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 7.49%, 07/18/30(a)(g)		100	107,566
Caesars Entertainment, Inc.(b)
8.13%, 07/01/27	USD	51	52,037
4.63%, 10/15/29		69	63,257
7.00%, 02/15/30		94	96,038
Carnival Corp.(b)
5.75%, 03/01/27		81	80,022
4.00%, 08/01/28		31	29,092
6.00%, 05/01/29		81	80,013
7.00%, 08/15/29		100	103,659
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		172	186,204
Champion Path Holdings Ltd., 4.50%, 01/27/26(g)		200	191,812
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.37%, 07/31/28(a)(g)	EUR	100	108,166
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	42	38,248
6.75%, 01/15/30		6	5,269
Food Service Project SA, 5.50%, 01/21/27(g)	EUR	100	107,170
Fortune Star BVI Ltd.(g)
5.95%, 10/19/25	USD	200	192,000
5.00%, 05/18/26		200	186,375
3.95%, 10/02/26	EUR	200	193,476
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32(b)	USD	13	$ 13,061
Light & Wonder International, Inc., 7.50%, 09/01/31(b)		7	7,232
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		42	43,179
Lottomatica SpA/Roma(g)
5.38%, 06/01/30	EUR	100	108,434
(3-mo. EURIBOR + 3.25%), 7.05%, 06/01/31(a)		100	108,574
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)	USD	50	47,079
Meituan, 0.00%, 04/27/27(g)(j)(k)		400	380,400
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)		200	196,000
5.63%, 07/17/27(g)		200	190,062
5.75%, 07/21/28(g)		200	187,000
7.63%, 04/17/32(g)		200	198,500
NCL Corp. Ltd.(b)
5.88%, 03/15/26		52	51,408
8.13%, 01/15/29		13	13,621
7.75%, 02/15/29		8	8,318
Pinnacle Bidco PLC, 10.00%, 10/11/28(g)	GBP	312	418,556
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	21	15,102
5.88%, 09/01/31		21	14,282
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		79	72,780
11.25%, 12/15/27		2	1,944
Sands China Ltd.
5.13%, 08/08/25		200	198,496
3.25%, 08/08/31		200	168,125
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		40	38,993
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		102	103,847
Station Casinos LLC, 6.63%, 03/15/32(b)		13	12,936
Studio City Co. Ltd., 7.00%, 02/15/27(g)		200	199,687
TUI Cruises GmbH, 6.50%, 05/15/26(g)	EUR	271	293,925
Viking Cruises Ltd., 9.13%, 07/15/31(b)	USD	87	94,227
Wynn Macau Ltd.
4.88%, 10/01/24(g)		300	298,638
5.63%, 08/26/28(b)		200	187,200
5.63%, 08/26/28(g)		200	187,200
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(b)		75	77,769
			6,554,720
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)		5	4,989
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		16	16,383
Empire Communities Corp., 9.75%, 05/01/29(b)		7	7,122
LGI Homes, Inc., 8.75%, 12/15/28(b)		6	6,250
Meritage Homes Corp., 1.75%, 05/15/28(b)(j)		2	1,986
New Home Co., Inc., 9.25%, 10/01/29(b)		13	13,032
Newell Brands, Inc., 7.00%, 04/01/46		650	526,084
STL Holding Co. LLC, 8.75%, 02/15/29(b)		9	9,393
			585,239
Household Products(b) — 0.0%
Kronos Acquisition Holdings, Inc., 06/30/31(c)		5	5,005
Spectrum Brands, Inc.
3.38%, 06/01/29(j)		15	14,445
3.88%, 03/15/31		2	1,671
			21,121
Independent Power and Renewable Electricity Producers — 0.2%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(g)		200	197,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Greenko Dutch BV, 3.85%, 03/29/26(g)	USD	182	$ 171,819
Greenko Power II Ltd., 4.30%, 12/13/28(g)		174	158,319
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25(g)		200	197,875
NextEra Energy Partners LP(b)(j)
0.00%, 11/15/25(k)		24	21,672
2.50%, 06/15/26		18	16,425
ReNew Pvt Ltd., 5.88%, 03/05/27(g)		200	193,706
SK Battery America, Inc., 4.88%, 01/23/27(g)		230	227,236
			1,184,052
Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30(b)		16	16,011
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		141	132,023
6.75%, 10/15/27		282	278,153
AmWINS Group, Inc., 4.88%, 06/30/29(b)		5	4,651
Ardonagh Finco Ltd., 6.88%, 02/15/31(g)	EUR	144	150,105
AssuredPartners, Inc., 7.50%, 02/15/32(b)	USD	27	27,102
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		6	6,070
FWD Group Holdings Ltd., 5.75%, 07/09/24(g)		200	199,900
Galaxy Bidco Ltd., 6.50%, 07/31/26(g)	GBP	119	148,171
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31	USD	117	116,125
8.13%, 02/15/32		65	64,577
HUB International Ltd.(b)
7.25%, 06/15/30		92	94,312
7.38%, 01/31/32		241	244,394
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		43	44,844
10.50%, 12/15/30		26	27,920
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		213	215,436
Phoenix Group Holdings PLC, (5-year CMT + 4.19%), 8.50%(a)(g)(i)		200	196,756
Sumitomo Life Insurance Co., (5-year CMT + 2.84%), 5.88%(a)(g)(i)		200	194,713
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(g)	EUR	100	105,451
			2,266,714
IT Services — 0.9%
CA Magnum Holdings, 5.38%, 10/31/26(g)	USD	200	191,312
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		125	124,382
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(g)	EUR	122	134,709
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)	USD	43	44,056
Telegram Group, Inc., 7.00%, 03/22/26(g)		4,500	4,185,000
			4,679,459
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31(b)		20	19,872
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 01/01/31(b)		40	43,338
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		79	81,806
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 7.65%, 04/15/29(a)(g)	EUR	200	215,775
Security		Par (000)	Value
Machinery (continued)
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 9.11%, 07/15/29(a)(g)	EUR	100	$ 106,827
TK Elevator Holdco GmbH, 6.63%, 07/15/28(g)		270	278,386
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	295	285,948
			1,012,080
Media — 2.3%
Banijay Entertainment SASU, 7.00%, 05/01/29(g)	EUR	300	334,940
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(b)	USD	331	326,368
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51		105	63,850
4.40%, 12/01/61		600	391,365
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		84	80,219
9.00%, 09/15/28		156	163,325
7.50%, 06/01/29		63	52,644
7.88%, 04/01/30		76	76,497
CMG Media Corp., 8.88%, 12/15/27(b)		46	26,235
Comcast Corp.
3.75%, 04/01/40		110	89,481
2.94%, 11/01/56		54	32,574
CSC Holdings LLC(b)
5.50%, 04/15/27		2,400	1,946,736
5.38%, 02/01/28		833	632,889
11.25%, 05/15/28		200	174,177
11.75%, 01/31/29		833	710,427
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		51	47,970
DISH DBS Corp., 5.25%, 12/01/26(b)		66	52,060
DISH Network Corp.
0.00%, 12/15/25(j)(k)		6,300	4,631,147
11.75%, 11/15/27(b)		66	64,713
Gray Television, Inc.(b)
7.00%, 05/15/27		35	32,225
10.50%, 07/15/29		36	36,194
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		32	30,976
4.25%, 01/15/29		11	10,030
4.63%, 03/15/30		79	71,135
Pinewood Finco PLC, 6.00%, 03/27/30(g)	GBP	146	181,329
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26	USD	42	32,003
6.50%, 09/15/28		26	12,886
RCS & RDS SA, 3.25%, 02/05/28(g)	EUR	200	199,694
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(g)(h)		210	167,199
United Group BV, 6.75%, 02/15/31(g)		138	151,486
Univision Communications, Inc.(b)
6.63%, 06/01/27	USD	4	3,829
8.00%, 08/15/28		74	72,167
8.50%, 07/31/31		34	33,025
Virgin Media Secured Finance PLC, 5.25%, 05/15/29(g)	GBP	500	573,970
VZ Vendor Financing II BV, 2.88%, 01/15/29(g)	EUR	500	461,419
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)	USD	364	357,026
			12,324,210
Metals & Mining — 0.3%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(g)		200	199,486
Arsenal AIC Parent LLC, 11.50%, 10/01/31(b)		114	127,569

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	USD	169	$ 169,376
JSW Steel Ltd., 3.95%, 04/05/27(g)		200	187,125
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)		139	123,091
New Gold, Inc., 7.50%, 07/15/27(b)		73	73,466
Novelis Corp.(b)
3.25%, 11/15/26		81	76,221
3.88%, 08/15/31		114	98,699
Periama Holdings LLC, 5.95%, 04/19/26(g)		250	246,875
POSCO, 4.88%, 01/23/27(g)		250	246,825
			1,548,733
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%, 04/01/29(b)		13	13,139
Multi-Utilities — 0.1%
Thames Water Utilities Finance PLC, 4.00%, 04/18/27(g)	EUR	400	372,721
Office REITs — 0.4%
Office Properties Income Trust, 9.00%, 03/31/29(b)	USD	2,337	2,132,940
Oil, Gas & Consumable Fuels — 1.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		25	30,956
8.25%, 12/31/28		108	110,646
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		17	17,313
7.25%, 07/15/32		14	14,394
CITGO Petroleum Corp.(b)
7.00%, 06/15/25		32	31,991
8.38%, 01/15/29		68	70,088
Civitas Resources, Inc.(b)
8.38%, 07/01/28		92	96,400
8.63%, 11/01/30		35	37,528
8.75%, 07/01/31		13	13,922
Comstock Resources, Inc.(b)
6.75%, 03/01/29		106	102,727
5.88%, 01/15/30		15	13,958
Crescent Energy Finance LLC(b)
7.63%, 04/01/32		34	34,652
7.38%, 01/15/33		28	28,060
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		22	23,093
Diamondback Energy, Inc., 6.25%, 03/15/33		885	925,625
Enbridge, Inc.
6.70%, 11/15/53		530	578,733
(5-year CMT + 2.97%), 7.20%, 06/27/54(a)		15	15,090
(5-year CMT + 3.12%), 7.38%, 03/15/55(a)		15	15,030
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		17	17,726
Energy Transfer LP
5.40%, 10/01/47		150	134,188
(5-year CMT + 2.83%), 7.13%, 10/01/54(a)		21	20,718
Series B, (3-mo. LIBOR US + 4.16%), 6.63%(a)(i)		8	7,763
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		4	4,235
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		2	2,021
8.25%, 01/15/29		21	21,679
8.88%, 04/15/30		26	27,350
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp. (continued)
7.88%, 05/15/32	USD	22	$ 22,210
Harvest Midstream I LP, 7.50%, 05/15/32(b)		38	38,583
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
8.38%, 11/01/33		113	120,431
6.88%, 05/15/34		25	24,730
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(b)		23	23,358
MPLX LP, 4.95%, 03/14/52		400	339,074
Nabors Industries Ltd., 7.50%, 01/15/28(b)		21	20,038
Nabors Industries, Inc.(b)
7.38%, 05/15/27		82	83,410
9.13%, 01/31/30		6	6,216
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		30	29,122
8.75%, 03/15/29		35	31,950
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		29	29,548
8.38%, 02/15/32		111	112,709
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		125	126,411
Northriver Midstream Finance LP, 07/15/32(b)(c)		13	13,023
Permian Resources Operating LLC, 9.88%, 07/15/31(b)		36	39,849
Prairie Acquiror LP, 9.00%, 08/01/29(b)		11	11,337
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(b)		12	12,112
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		40	41,359
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 10.00%, 10/15/26(b)(l)		4,431	4,555,746
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(b)		33	33,161
Talos Production, Inc.(b)
9.00%, 02/01/29		10	10,495
9.38%, 02/01/31		9	9,502
Transocean, Inc.(b)
8.00%, 02/01/27		41	40,858
8.25%, 05/15/29		49	49,121
8.75%, 02/15/30		83	86,930
8.50%, 05/15/31		62	62,027
Valaris Ltd., 8.38%, 04/30/30(b)		93	96,278
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		51	52,541
9.50%, 02/01/29		103	112,795
8.38%, 06/01/31		203	210,558
9.88%, 02/01/32		133	144,761
Vital Energy, Inc.
9.75%, 10/15/30		44	48,043
7.88%, 04/15/32(b)		52	52,863
			9,087,035
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28(b)		200	186,725
Passenger Airlines — 0.0%
Air France-KLM, 4.63%, 05/23/29(g)	EUR	100	105,468
American Airlines, Inc., 8.50%, 05/15/29(b)	USD	26	27,013
Finnair OYJ, 4.75%, 05/24/29(g)	EUR	100	105,390
			237,871
Pharmaceuticals — 0.2%
1375209 BC Ltd., 9.00%, 01/30/28(b)	USD	29	27,886
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)	USD	31	$ 27,590
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30(g)	EUR	200	224,019
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)	USD	18	18,576
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(g)	EUR	149	150,021
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		650	770,254
			1,218,346
Professional Services(b) — 0.0%
CoreLogic, Inc., 4.50%, 05/01/28	USD	118	107,073
Dun & Bradstreet Corp., 5.00%, 12/15/29		147	136,538
			243,611
Real Estate Management & Development — 0.3%
ADLER Real Estate AG, 3.00%, 04/27/26(g)	EUR	100	96,372
Agps Bondco PLC, 5.00%, 01/14/29(g)		100	34,806
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	44	36,153
Series AI, 7.00%, 04/15/30		59	47,753
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 4.51%), 7.13%(a)(i)	EUR	100	80,107
Aroundtown SA, 0.38%, 04/15/27(g)		300	278,506
Cushman & Wakefield U.S. Borrower LLC(b)
6.75%, 05/15/28	USD	62	61,543
8.88%, 09/01/31		20	21,041
Fantasia Holdings Group Co. Ltd.(d)(g)(m)
11.75%, 04/17/22		710	7,100
12.25%, 10/18/22		200	2,700
Fastighets AB Balder, 1.13%, 01/29/27(g)	EUR	100	97,058
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27		300	278,596
PCPD Capital Ltd., 5.13%, 06/18/26(g)	USD	200	173,438
Vivion Investments SARL, 3.00%, 08/08/24(g)	EUR	100	106,292
VLL International, Inc., 5.75%, 11/28/24(g)	USD	200	197,048
			1,518,513
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 10.50%, 03/30/29(g)	EUR	300	336,144
Broadcom, Inc., 3.75%, 02/15/51(b)	USD	890	662,781
MKS Instruments, Inc., 1.25%, 06/01/30(b)(j)		16	17,035
			1,015,960
Software — 0.5%
Boxer Parent Co., Inc.(b)
7.13%, 10/02/25		91	91,069
9.13%, 03/01/26		88	88,068
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		14	14,458
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		12	11,145
4.88%, 07/01/29		110	102,087
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		298	286,174
9.00%, 09/30/29		167	162,027
8.25%, 06/30/32		142	144,733
Dye & Durham Ltd., 8.63%, 04/15/29(b)		7	7,101
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(g)	EUR	113	121,141
McAfee Corp., 7.38%, 02/15/30(b)	USD	86	79,451
MicroStrategy, Inc., 6.13%, 06/15/28(b)		113	109,526
UKG, Inc., 6.88%, 02/01/31(b)		181	183,268
West Technology Group LLC, 8.50%, 04/10/27(b)		1,202	1,033,720
			2,433,968
Security		Par (000)	Value
Specialty Retail — 0.1%
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(g)	GBP	100	$ 128,022
Goldstory SAS, 6.75%, 02/01/30(g)	EUR	100	108,434
Staples, Inc., 10.75%, 09/01/29(b)	USD	13	12,354
			248,810
Technology Hardware, Storage & Peripherals — 0.0%
NCR Atleos Corp., 9.50%, 04/01/29(b)		21	22,696
Textiles, Apparel & Luxury Goods — 0.0%
European TopSoho SARL, 4.00%, 09/21/21(g)(j)	EUR	300	74,811
Hanesbrands, Inc., 9.00%, 02/15/31(b)	USD	2	2,096
PrestigeBidCo GmbH, 07/01/29(a)(c)(g)	EUR	100	107,898
			184,805
Tobacco — 0.0%
BAT Capital Corp., 4.54%, 08/15/47	USD	67	51,589
Transportation Infrastructure — 0.1%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(g)		200	187,312
Heathrow Finance PLC, 3.88%, 03/01/27(g)(l)	GBP	126	149,720
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 8.65%, 04/22/30(a)	EUR	100	108,164
Stena International SA, 7.25%, 01/15/31(b)	USD	200	204,436
			649,632
Wireless Telecommunication Services — 0.1%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)		2,935	418,244
Total Corporate Bonds — 25.3% (Cost: $141,580,650)			136,627,488
Fixed Rate Loan Interests
Commercial Services & Supplies(h) — 0.5%
AVSC Holding Corp., 2020 Term Loan B3, (10.00% PIK), 15.00%, 10/15/26		37	38,434
Terraboost Media, Term Loan, (6.00% PIK), 14.94%, 08/21/26(e)		2,574	2,478,965
			2,517,399
Health Care Technology — 0.0%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		50	49,708
Media — 0.0%
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan, 15.00%(e)(i)		45	43,763
Specialty Retail(e) — 0.8%
Razor Group GmbH
2023 Delayed Draw Term Loan, 7.40%, 09/30/28		4,097	3,724,240
2023 Term Loan, 7.00%, 09/30/28		437	287,685
			4,011,925
Wireless Telecommunication Services(e) — 0.0%
Ligado Networks LLC
2023 Fixed PIK Super Priority First Out Term Loan, 17.50%, 09/13/24		90	70,432
2023 PIK Super Priority First Out Term Loan, 17.50%, 09/13/24		51	40,119

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Ligado Networks LLC (continued)
2023 Super Priority First Out Term Loan, (6-mo. CME Term SOFR + 17.50%), 17.50%, 09/13/24	USD	44	$ 34,112
2024 1st Lien Fixed Super Priority First Out TL, 17.50%, 11/01/24		13	9,991
			154,654
Total Fixed Rate Loan Interests — 1.3% (Cost: $7,384,733)			6,777,449
Floating Rate Loan Interests(a)
Aerospace & Defense — 0.2%
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 09/03/30		50	50,709
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 10/31/30		49	49,029
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.26%, 08/03/29		57	55,456
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28		176	128,131
Term Loan C, (3-mo. LIBOR US + 4.51%), 9.86%, 05/25/28		34	25,063
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		171	171,315
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.70%), 10.94%, 04/09/26		24	22,740
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31		44	44,220
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		95	95,082
Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/01/28		120	119,903
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 08/24/28		66	66,055
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.84%, 02/28/31		171	171,090
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 03/22/30		13	12,985
			1,011,778
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.58%, 03/17/30		15	14,821
Automobile Components — 0.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 02/23/29		118	118,442
Security		Par (000)	Value
Automobile Components (continued)
Clarios Global LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/06/30	USD	131	$ 130,851
2024 USD Term Loan B, 05/06/30(n)		4	4,005
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.43%, 11/17/28		59	56,514
			309,812
Automobiles — 0.0%
Dealer Tire Financial LLC
2024 Term Loan B, 07/02/31(e)(n)		65	64,836
2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 12/14/27		93	92,765
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/08/28		9	8,379
			165,980
Banks — 0.2%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 08/02/28		154	153,757
BNP Paribas Emissions- und Handelsgesellschaft mbH, 2024 11th Amendment Term Loan A, (1-mo. CME Term SOFR + 5.75%), 11.19%(e)(i)		633	627,591
			781,348
Beverages — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.43%, 01/24/30		143	114,336
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/24/29		222	205,096
			319,432
Broadline Retail — 2.1%
Cart.Com, Inc., Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.75%), 13.10%, 05/30/29(e)		5,000	4,950,000
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/24/28		47	46,437
LSF9 Atlantis Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.83%, 03/31/29(e)		6,070	6,130,967
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.09%, 03/15/30		226	226,285
Thrasio LLC, 2024 2nd Out Take Back Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.36%, 06/18/29		2,812	188,405
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.35%, 12/21/27		12	9,791
			11,551,885
Building Materials — 0.4%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.85%, 05/17/28		85	71,962
AHF Parent Holding, Inc., Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.85%, 02/01/28		1,775	1,743,387
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/03/28		28	27,988
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.69%, 11/03/28		156	155,913
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.68%, 04/12/28	USD	9	$ 9,041
Emrld Borrower LP, 2024 Term Loan B, 06/18/31(n)		63	62,921
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 04/29/29		87	86,690
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/02/29(e)		22	22,141
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 09/22/28		61	60,888
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.80%, 01/12/29		33	33,123
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.68%, 12/31/26		104	104,411
			2,378,465
Building Products — 0.3%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 05/13/29		30	30,052
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 05/19/28		58	57,860
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 11/23/27		63	61,119
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 10/02/28		23	22,855
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.94%, 04/28/29		44	44,343
Emerald Debt Merger Sub LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 05/31/30		87	87,226
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 01/29/31		77	76,360
Gulfside Supply, Inc., Term Loan B, 06/17/31(e)(n)		26	26,000
Peer Holding III BV, 2024 USD Term Loan B5, 06/20/31(n)		36	36,015
Porcelain Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.43%, 04/30/27(e)		1,219	1,160,715
White Cap Buyer LLC
2024 Term Loan B, 10/19/29(n)		36	36,047
Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.59%, 10/19/27		73	73,356
			1,711,948
Capital Markets — 1.3%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/09/30		31	30,647
Astra Acquisition Corp.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.88%), 14.47%, 10/25/29(e)		4,702	1,156,763
2024 New Money Term Loan A, (3-mo. CME Term SOFR at 2.00% Floor + 6.75%), 12.08%, 02/25/28		2,767	2,503,698
Security		Par (000)	Value
Capital Markets (continued)
Astra Acquisition Corp. (continued)
2024 Term Loan B, (3-mo. CME Term SOFR at 2.00% Floor + 5.25%), 10.58%, 10/25/28	USD	4,791	$ 1,676,970
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/30/31		30	29,963
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 10/22/27		32	31,559
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/22/26		98	97,830
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.85%, 06/30/28		77	76,911
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 06/30/28		61	61,328
GC Champion Acquisition LLC(e)
1st Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.58%, 08/21/28		48	47,370
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.58%, 08/21/28		173	170,105
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 08/11/28		10	10,006
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/17/28		92	92,586
Pico Quantitative Trade Holding LLC(e)
2021 Term Loan, (3-mo. CME Term SOFR + 7.25%), 12.84%, 02/07/25		492	483,901
Term Loan, (1-mo. CME Term SOFR + 7.25%), 12.69%, 02/07/25		439	434,950
			6,904,587
Chemicals — 0.2%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.10%), 12.44%, 09/30/29		91	82,241
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 13.19%, 11/24/28		45	42,728
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26		26	25,957
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29		46	46,179
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 08/18/28		50	50,364
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/01/30		96	96,907
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.60%, 06/12/31		62	62,207
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 12/18/30		46	46,586

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 02/15/30	USD	46	$ 45,737
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.36%, 07/03/28		50	48,099
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.35%), 8.60%, 02/18/30		30	29,574
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/15/28(e)		84	82,107
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.84%, 03/29/28(e)		98	97,617
NIC Acquisition Corp, Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.35%, 12/29/27		14	11,562
Nouryon USA LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28		60	59,790
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.85%, 06/20/31		38	37,923
OQ Chemicals Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.91%, 10/14/24		71	65,348
Potters Borrower LP, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 12/14/27		23	23,079
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 03/16/27		48	48,207
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-week CME Term SOFR at 0.75% Floor + 3.50%), 8.58%, 08/02/30		98	97,854
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.59%, 09/22/28		70	69,920
			1,169,986
Commercial Services & Supplies — 2.3%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.33%, 10/24/30(e)		26	26,064
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.84%, 08/17/26		92	92,381
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 02/04/28		87	86,978
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.19%, 05/12/28		224	223,442
Alphasense, Inc., 2024 Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.60%, 05/29/30		4,167	4,166,667
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.34%, 02/15/29		31	31,377
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.35%, 0.25% PIK), 9.19%, 03/03/25(h)		64	63,622
Boost Newco Borrower LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 01/31/31		147	146,979
Fusion Holding Corp.(e)
Revolver, (Prime + 5.25%), 13.75%, 09/15/27		5	4,673
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Fusion Holding Corp.(e) (continued)
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.58%, 09/14/29	USD	228	$ 225,566
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.59%, 02/01/29		34	34,545
Grant Thornton LLP/Chicago, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 06/02/31		17	17,043
INH Buyer, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.43%, 06/28/28(e)		2,773	1,463,938
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 10/17/30		24	23,900
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 05/04/28		136	136,051
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.21%, 07/31/28		10	9,887
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.84%, 12/15/28		52	34,243
Prime Security Services Borrower LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 10/13/30		39	38,865
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 11/14/30		5	5,001
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.76%), 10.09%, 01/15/27		157	143,255
Syndigo LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 8.00%), 13.45%, 12/15/28(e)		2,000	1,885,000
Thunder Purchaser, Inc.(e)
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.75%), 11.23%, 06/30/28		108	105,522
2021 Term Loan, (3-mo. CME Term SOFR + 5.75%), 11.23%, 06/30/28		260	252,895
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.75%), 11.23%, 06/30/28		567	550,920
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.23%, 06/30/27		166	161,017
Term Loan, (3-mo. CME Term SOFR + 5.75%), 11.23%, 06/30/28		2,145	2,085,784
Transnetwork LLC(e)
2024 Delayed Draw Term Loan, 12/29/30(n)		49	49,672
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.83%, 12/29/30		124	124,833
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.44%, 11/02/27		98	94,753
Vestis Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 02/22/31		55	54,543
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.59%, 07/30/28		44	43,553
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 01/30/31		111	111,674
			12,494,643
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Communications Equipment — 0.0%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 10/24/30	USD	72	$ 72,772
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30		28	24,664
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/02/29		55	48,822
			146,258
Construction & Engineering — 0.4%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.88%), 7.22%, 04/17/31		58	58,302
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.21%, 09/22/28		54	53,818
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 09/22/28		38	37,587
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 08/01/30		211	211,836
Brown Group Holding LLC(n)
2022 Incremental Term Loan B2, 07/02/29		38	37,857
Term Loan B, 06/07/28		54	54,379
Corestates, Inc., Term Loan, (3-mo. CME Term SOFR + 6.00%), 11.60%, 03/31/28(e)		314	309,252
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.94%, 12/16/27		10	9,894
LJ Avalon Holdings LLC(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.68%, 02/01/30		23	23,013
Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.74%, 02/01/30		57	56,186
Propulsion BC Newco LLC, Term Loan, 09/14/29(n)		11	11,025
Pueblo Mechanical and Controls LLC(e)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.83%, 08/23/28		494	484,690
2022 Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 19.15%, 08/23/27		99	97,186
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.84%, 08/23/28		712	698,801
USIC Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.61%), 9.08%, 05/12/28		64	61,901
			2,205,727
Construction Materials — 0.4%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31		30	29,889
Gates Corp., 2024 Term Loan B5, 06/04/31(n)		64	64,040
Kellermeyer Bergensons Services LLC(e)
2023 6th Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.48%, 11/06/28		144	144,376
2024 Amendment No. 8 Term Loan, (3-mo. CME Term SOFR + 1.75%, 3.50% PIK), 1.75%, 11/06/28(h)		333	333,450
2024 Delayed Draw Term Loan, 11/06/28(n)		10	10,254
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 03/08/29		33	31,934
Security		Par (000)	Value
Construction Materials (continued)
Quikrete Holdings, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 04/14/31	USD	37	$ 36,965
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/19/29		25	24,748
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.74%, 08/31/29(e)		1,389	1,346,807
			2,022,463
Consumer Discretionary(e) — 0.6%
Sellerx
2023 Tranche A1 Term Loan A, (3-mo. CME Term SOFR + 9.00%), 14.33%, 05/23/26		2,663	1,326,011
2023 Tranche A2 Term Loan A, (3-mo. CME Term SOFR + 9.00%), 14.33%, 05/23/26		2,661	1,325,238
Thrasio LLC
2024 1st Out Take Back Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.11%), 13.44%, 06/18/29		175	175,069
2024 DIP Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.45%, 07/01/24		83	80,996
2024 Final DIP Delayed Draw Term Loan, (3-mo. CME Term SOFR + 8.11%), 13.44%, 07/01/24		114	114,202
2024 Roll-Up DIP Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 10.00%), 15.35%, 07/01/24		171	170,878
			3,192,394
Consumer Finance — 0.3%
Edelman Financial Engines Center LLC, 2024 Term Loan B, 04/07/28(n)		28	28,066
Freedom Financial Network Funding LLC(e)
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.53%, 09/21/27		375	363,750
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 9.00%), 14.54%, 09/21/27		125	121,250
Lucky US Buyerco LLC(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.85%, 04/01/29		3	3,278
Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.83%, 04/01/29		86	84,487
Money Transfer Acquisition, Inc., 2022 Term Loan, (1- mo. CME Term SOFR + 8.25%), 13.69%, 12/14/27(e)		400	395,824
WorldRemit Ltd., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.25%), 14.75%, 02/11/26(e)		558	546,731
			1,543,386
Consumer Staples Distribution & Retail — 0.2%
JP Intermediate B LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 11.09%, 11/20/25(e)		1,461	1,064,994
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.46%, 09/13/26		24	24,368
2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/22/28		58	57,923
			1,147,285
Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27		162	162,511

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.44%, 10/29/28	USD	79	$ 78,294
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/15/27		56	55,496
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 07/31/26		19	18,892
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.34%, 09/15/28		52	51,837
			367,030
Distributors — 0.0%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.34%, 10/28/27		68	62,565
Diversified Consumer Services — 1.5%
Accuserve Solutions, Inc., 2024 Incremental Term Loan, (2-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.42%, 03/15/30		369	369,474
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.94%, 12/11/28		27	26,979
BW Holding, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.50%), 13.00%, 12/14/29(e)		3,079	2,697,152
Chronicle Bidco, Inc.(e)
2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.40%, 05/18/29		2,904	2,933,243
2024 8th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.49%, 05/18/29		82	82,343
Employ, Inc., Term Loan, (3-mo. CME Term SOFR + 8.00%), 13.43%, 08/07/28(e)		250	246,018
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 06/12/30		59	58,742
MSM Acquisitions, Inc.(e)
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.35%, 12/09/26		81	74,291
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.35%, 12/09/26		354	324,159
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.35%, 12/09/26		127	115,964
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.35%, 12/09/26		1,061	970,772
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/04/30		69	69,471
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.46%, 09/01/25		50	42,918
			8,011,526
Security		Par (000)	Value
Diversified REITs(e) — 0.8%
Greystone Affordable Housing Initiatives LLC
2022 Term Loan, (1-mo. CME Term SOFR + 6.50%), 11.96%, 03/08/27	USD	1,636	$ 1,619,678
Delayed Draw Term Loan, (6-mo. CME Term SOFR at 1.25% Floor + 6.00%), 11.61%, 03/02/26		2,800	2,800,000
			4,419,678
Diversified Telecommunication Services — 0.7%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US at 0.00% Floor + 2.75%), 8.34%, 01/31/26(e)		80	73,647
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.83%, 08/15/28		104	76,205
Connect Finco SARL
2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 09/27/29		57	53,499
2024 Non-Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 12/11/26		49	48,235
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.59%, 09/20/30		32	31,853
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29		32	31,658
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/30		2,933	2,851,972
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/29		42	28,419
2024 Extended Term Loan B2, (1-mo. CME Term SOFR + 2.46%), 7.81%, 04/15/30		42	28,165
2024 Term Loan A, 06/01/28(n)		6	5,173
ORBCOMM, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.36%), 9.78%, 09/01/28		65	55,786
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29		43	42,976
Telesat LLC, Term Loan B5, (3-mo. CME Term SOFR + 3.01%), 8.36%, 12/07/26		13	5,853
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 8.69%, 01/31/29		78	74,392
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.46%, 03/09/27		226	196,324
			3,604,157
Electric Utilities — 0.0%
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 05/22/31		13	13,070
NRG Energy, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 04/16/31		59	58,823
			71,893
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.35%, 06/23/28	USD	92	$ 91,894
Electronic Equipment, Instruments & Components — 0.9%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 06/20/31(e)		20	19,975
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 07/02/29		54	53,984
ESO Solutions, Inc.
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.34%, 05/03/27		964	944,430
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.34%, 05/03/27(e)		243	238,329
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.35%, 05/03/27(e)		3,696	3,626,089
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.58%, 11/22/29		127	128,167
			5,010,974
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 06/30/27		1	389
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.44%, 04/22/26		99	93,199
Creative Artists Agency LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 11/27/28		146	147,130
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.58%, 01/15/30		103	103,150
Gympass, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%, 4.00% PIK), 13.46%, 07/08/27(e)(h)		271	270,685
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.19%, 10/19/26		154	153,793
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 11/12/29		65	64,821
OVG Business Services LLC, 2024 Term Loan B, 06/25/31(n)		33	32,897
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.21%, 03/13/28		52	51,542
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.93%), 8.09%, 01/23/25		33	32,557
Streamland Media Midco LLC, 2022 Term Loan, (3-mo. CME Term SOFR + 7.50%), 13.09%, 12/31/24(e)		75	70,711
TouchTunes Music Group LLC, 2024 Incremental Term Loan, 04/02/29(n)		3,608	3,607,707
Security		Par (000)	Value
Entertainment (continued)
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.34%, 04/29/26	USD	43	$ 43,414
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.21%, 05/18/25		166	166,118
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/24/31		155	155,571
			4,993,295
Environmental, Maintenance & Security Service — 0.1%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.21%, 10/08/28		58	57,933
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/21/28		155	156,216
GFL Environmental, Inc.
2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/31/27		59	58,645
2024 Term Loan B, 06/27/31(e)(n)		35	35,000
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.09%, 06/21/28		191	190,853
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.69%, 03/09/28		53	28,707
			527,354
Financial Services — 8.9%
2-10 HBW, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.44%, 03/26/26(e)		2,054	2,053,223
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/21/28		51	51,395
ARAS Corp.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.83%, 04/13/27		341	331,131
Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.80%, 04/13/27		3,620	3,565,273
Arrow Purchaser, Inc.(e)
Revolver, (1-mo. CME Term SOFR + 6.75%), 12.21%, 04/15/26		102	99,883
Term Loan, (1-mo. CME Term SOFR + 6.75%), 12.21%, 04/15/26		877	856,138
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.84%, 10/30/26		40	40,228
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/18/29		22	21,862
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.51%, 04/13/28		172	171,532
Community Merger Sub Debt LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 11.08%, 01/18/30(e)		79	76,926
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/17/31		48	47,925
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 04/09/27		259	258,207

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Deerfield Dakota Holding LLC (continued)
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.35%, 04/07/28	USD	130	$ 129,675
Foreside Financial, Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%0), 10.75%, 09/30/27(e)		1,759	1,755,404
GC Waves Holdings, Inc., 2023 Replacing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 10.69%, 08/10/29(e)		3,897	3,896,828
HowlCo LLC, 2021 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%, 3.50% PIK), 11.98%, 10/22/27(e)(h)		1,112	1,082,056
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/15/31		65	64,925
IT Parent LLC(e)
2021 Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.69%, 10/01/26		309	306,377
Revolver, (1-mo. CME Term SOFR + 6.25%), 11.69%, 10/01/26		323	320,174
Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.69%, 10/01/26		2,422	2,403,085
Kid Distro Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.09%, 10/01/27(e)		1,278	1,255,918
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 12/17/27		7	7,335
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 03/24/25		57	57,215
Oak Purchaser, Inc.(e)
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.83%, 04/28/28		262	257,211
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.83%, 04/28/28		1,439	1,413,249
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.83%, 04/28/28		2,159	2,119,873
Oasis Financial LLC, 2nd Lien Term Loan, (1-mo. CME Term SOFR + 8.50%), 13.96%, 07/05/26(e)		2,000	1,968,000
Oxea Holding Drei GmbH, 2024 Tranche B Term Loan, (3-mo. CME Term SOFR at 3.00% Floor + 8.00%), 13.34%, 06/22/25		72	66,770
PMA Parent Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.33%, 01/31/31(e)		87	86,713
PREIT Associates, L.P., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 7.00%), 12.33%, 04/01/29		250	253,750
RecordXTechnologies LLC, PIK Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.58%, 12/23/27		4,573	4,540,976
Smarsh, Inc.(e)
2022 Delayed Draw Term loan, (3-mo. CME Term SOFR + 5.75%), 11.08%, 02/16/29		190	190,476
2022 Revolver, (1-mo. CME Term SOFR + 5.75%), 11.10%, 02/16/29		46	45,714
2022 Term Loan, (3-mo. CME Term SOFR + 5.75%), 11.08%, 02/16/29		1,524	1,523,810
Sumup Holdings Luxembourg, 2024 Delayed Draw Term Loan A, (3-mo. SOFR at 1.50% Floor + 6.50%), 11.83%, 04/22/31(e)		4,000	3,920,000
Security		Par (000)	Value
Financial Services (continued)
Superman Holdings LLC(e)
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.08%, 08/31/27	USD	1,108	$ 1,107,659
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.08%, 08/31/27		557	557,053
Titan Home Improvement LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.35%, 05/31/30(e)		3,721	3,646,512
Wealth Enhancement Group LLC(e)
2021 August Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.83%, 10/04/27		1,182	1,165,703
2024 11th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.81%, 10/04/27		383	377,513
Wharf Street Rating Acquisition LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.44%, 12/10/27(e)		3,881	3,837,374
Zilliant, Inc.(e)(h)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%, 5.00% PIK), 12.44%, 12/21/27		305	293,057
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%, 5.00% PIK), 12.44%, 12/21/27		1,665	1,600,526
			47,824,654
Food Products — 1.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.21%, 10/01/25		56	53,191
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 4.86%), 10.21%, 10/01/25		110	103,914
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 06/22/30		118	118,201
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 10/10/26		4	4,520
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 10/25/27		197	197,018
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 10/25/27		33	32,958
Empire Resorts, Inc., Junior Term Loan, (3-mo. EURIBOR at 0.50% Floor + 8.50%), 12.20%, 06/24/26(e)	EUR	5,361	5,540,588
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.69%, 01/29/27	USD	155	154,566
H-Food Holdings LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.30%, 05/23/25		25	17,942
2020 Incremental Term Loan B3, (3-mo. CME Term SOFR + 5.26%), 10.61%, 05/23/25		11	7,695
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29		32	31,680
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.85%, 03/31/28	USD	43	$ 43,177
UTZ Quality Foods LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/20/28		102	102,771
			6,408,221
Ground Transportation — 1.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 4.85%), 10.18%, 04/06/28		53	52,528
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.21%, 08/06/27		65	64,408
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31		84	83,884
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28		21	18,829
2021 Term Loan C, (3-mo. CME Term SOFR + 3.51%), 8.86%, 06/30/28		4	3,658
Keep Truckin, Inc.
2024 Term Loan, (1-mo. CME Term SOFR + 7.25%), 12.97%, 04/08/27		500	492,500
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.97%, 04/08/27(e)		988	988,094
Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.97%, 04/08/27(e)		1,512	1,511,906
Term Loan, (1-mo. CME Term SOFR + 7.25%), 12.97%, 04/08/27(e)		2,000	2,000,000
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (Defaulted), 0.00%, 08/04/25		26	18,475
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 03/03/30		85	85,440
			5,319,722
Health Care Equipment & Supplies — 1.6%
Appriss Health LLC(e)
Revolver, (3-mo. CME Term SOFR + 6.75%), 12.48%, 05/06/27		14	13,945
Term Loan, (3-mo. CME Term SOFR + 7.00%), 12.48%, 05/06/27		1,396	1,373,585
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.10%), 7.44%, 11/08/27		50	50,280
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 09/29/28		40	39,576
Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 05/10/27		109	107,424
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 05/04/28		31	30,930
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.33%, 10/19/27		87	85,700
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 10/23/28		215	215,757
2024 USD Add-on Term Loan B, 10/23/28(n)		78	78,000
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/30/31	USD	105	$ 104,650
Team Public Choices LLC, Second Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.58%, 12/18/28(e)		2,264	2,253,309
Touchstone Acquisition, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.43%, 12/29/28(e)		4,410	4,299,156
			8,652,312
Health Care Providers & Services — 4.4%
Alcami Corp.(e)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.49%, 12/21/28		5	5,269
2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.49%, 12/21/28		70	71,609
Aveanna Healthcare LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.15%), 12.50%, 12/10/29		1,684	1,540,499
2021 Term Loan B, (3-mo. CME Term SOFR + 3.85%), 9.20%, 07/17/28		4,887	4,670,448
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 13.33%, 01/15/26		2,014	1,725,215
2022 2nd Lien Third Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 12.00%), 17.33%, 11/15/26(e)		1,686	590,295
2022 Super Priority Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 12.83%, 01/15/26		426	429,946
2024 Term Loan B, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 12.83%, 01/15/26(e)		2,239	2,261,895
Carering Health LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.35%, 05/04/28(e)		675	658,152
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.46%, 02/22/28		84	84,249
CBI-Gator Acquisition LLC(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.73%, 10/25/27		237	222,538
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.73%, 10/25/27		2,779	2,609,765
CHG Healthcare Services, Inc., 2021 Term Loan, (1- mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28		56	55,712
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 11/08/27		96	96,087
Concentra Health Services, Inc., Term Loan B, 06/26/31(e)(n)		8	8,020
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 11/01/28		156	156,007
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.61%), 10.04%, 11/30/28		40	24,248
2024 Third Out Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 6.75%), 12.08%, 11/30/28(e)		6	967
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 07/01/30		17	17,084

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28	USD	26	$ 25,687
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 07/03/28		6	6,603
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 01/02/31		56	55,903
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.44%, 11/01/29		80	54,266
Patriot Home Care, Term Loan, (3-mo. LIBOR US + 6.00%), 11.35%, 05/05/28(e)		2,912	2,838,187
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.71%, 11/15/28		112	111,933
PTSH Intermediate Holdings LLC(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.98%, 12/17/27		471	468,070
Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.98%, 12/17/27		2,476	2,460,018
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.65%, 04/29/25		3,354	2,481,762
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.69%, 11/01/28		— (o)	34
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 09/27/30		58	57,625
Surgery Center Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 12/19/30		56	56,130
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.69%, 05/16/29		37	37,366
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.84%, 01/08/27		42	41,701
			23,923,290
Health Care Technology — 0.3%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 02/15/29		309	308,196
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/01/31		85	84,258
Gainwell Acquisition Corp.
2nd Lien Term Loan, (3-mo. CME Term SOFR + 8.00%), 13.40%, 10/02/28(e)		994	962,000
Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.43%, 10/01/27		137	133,026
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 12/29/27		35	35,131
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.59%, 06/02/28		218	217,938
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 10/22/29		25	24,643
			1,765,192
Security		Par (000)	Value
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 05/18/30	USD	32	$ 32,304
Hotels, Restaurants & Leisure — 1.5%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 02/02/26		88	85,687
Alterra Mountain Co.
2024 Add-on Term Loan B, 05/31/30(n)		13	13,057
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 05/31/30		41	41,119
Bally’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.84%, 10/02/28		63	60,088
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/31		132	131,746
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.10%, 02/06/30		31	31,229
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 08/08/27		43	43,687
Cedar Fair LP, 2024 Term Loan B, 05/01/31(n)		22	21,931
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.44%, 03/17/28		74	74,136
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.59%, 07/21/28		95	94,421
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29		222	222,327
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.58%, 11/25/30		172	172,028
Four Seasons Hotels Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 11/30/29		156	156,082
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.10%, 11/08/30		97	97,346
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 12/15/27		118	118,366
Light & Wonder International, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 04/14/29		101	101,130
2024 Term Loan B2, 04/14/29(n)		1	999
Mesquite Bidco LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.45%, 12/03/29(e)		94	91,650
Oravel Stays Singapore Pte. Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.86%, 06/23/26		5,770	5,777,177
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.19%, 05/03/29		93	92,607
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.09%, 01/05/29		22	21,673
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		12	10,713
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.96%, 12/17/27		19	16,790
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 04/04/29	USD	26	$ 25,935
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 08/25/28		24	23,645
Showtime Acquisition LLC (World Choice)(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.93%, 08/07/28		10	9,944
Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.93%, 08/07/28		88	86,249
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 03/14/31		123	122,550
Travelport Finance Luxembourg SARL, 2020 Super Priority Term Loan, (1-mo. LIBOR US at 1.00% Floor + 1.60%0), 7.05%, 09/30/28		1	901
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.09%, 08/03/28		150	150,498
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/24/30		62	61,627
			7,957,338
Household Durables — 1.5%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/31/28		103	103,025
Colony Display LLC, Term Loan, (3-mo. CME Term SOFR + 9.50%), 15.10%, 06/30/26(e)		1,332	1,358,510
HomeRenew Buyer, Inc.(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.98%, 11/23/27		1,294	1,082,799
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%0), 11.98%, 11/23/27		564	472,322
Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.98%, 11/23/27		2,111	1,766,644
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.84%, 02/26/29		133	132,149
Hyphen Solutions LLC(e)
2021 Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.94%, 10/27/26		1,470	1,466,873
Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.94%, 10/27/26		1,455	1,452,371
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1- mo. CME Term SOFR + 4.11%), 9.46%, 10/06/28		113	96,290
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.71%, 10/30/27		168	156,090
			8,087,073
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/31/30		54	53,399
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 01/31/31		27	26,899
			80,298
Security		Par (000)	Value
Industrial Conglomerates — 0.0%
Stitch Aquisition Corporation, 2024 Term Loan, (Defaulted), 0.00%, 07/28/28	USD	121	$ 48,475
Insurance — 2.6%
Alera Group Holdings, Inc.(e)
2021 1st Lien Delayed Draw Term Loan, (1-mo. CME Term SOFR + 5.25%), 10.59%, 10/02/28		519	520,323
2021 Delayed Draw Term Loan, (1-mo. CME Term SOFR + 5.25%), 10.59%, 10/02/28		855	856,299
2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 10.59%, 10/02/28		3,007	3,013,120
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		313	313,506
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.59%, 02/19/28		150	149,356
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.10%, 02/28/28		105	104,723
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/14/31		193	193,904
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/26/31(e)		33	33,147
Higginbotham Insurance Agency, Inc.(e)
2021 1st Amendment Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.94%, 11/24/28		2,427	2,426,898
2024 Amendment No 4 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 10.09%, 11/24/28		285	284,891
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30		193	193,499
Integrity Marketing Acquisition LLC, 2023 Refi Amendment No.6 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.05%), 11.50%, 08/27/26(e)		975	975,489
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 03/15/30		52	51,844
Peter C. Foy & Associates Insurance Services LLC(e)
2021 First Lien Delayed Draw Term loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.84%, 11/01/28		581	577,270
2021 First Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.84%, 11/01/28		2,093	2,078,173
2022 1st Amendment Delayed Draw Term loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.84%, 11/01/28		1,132	1,124,534
2024 Delayed Draw Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.84%, 11/01/28		112	110,763
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.09%, 09/01/27		133	133,386
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.09%, 02/24/28		180	180,210

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/06/31	USD	144	$ 144,128
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 05/06/32		64	65,147
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 11/22/29		175	174,876
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 09/27/30		47	46,628
			13,752,114
Interactive Media & Services — 0.9%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.48%, 02/16/28		36	36,233
Research Now Group, Inc.
2017 1st Lien Term Loan, (Defaulted), 0.00%, 12/20/24		6,200	4,601,782
2017 2nd Lien Term Loan, 0.00%, 12/20/25		500	12,085
2024 DIP 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.98%), 14.21%, 08/06/24(e)		226	225,319
			4,875,419
IT Services — 5.9%
Acquia, Inc.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.46%, 10/31/25		22	21,571
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.45%, 10/31/25		481	480,902
Aerospike Inc., Term Loan, (1-mo. CME Term SOFR + 7.50%), 12.96%, 12/29/25(e)		400	399,592
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.71%, 12/23/26		72	71,220
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.71%, 01/31/28		76	70,502
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.69%, 08/19/28		60	59,313
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/31/31		143	143,480
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 07/06/29		152	150,149
CivicPlus LLC(e)
Amendment No1 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.85%, 08/24/27		672	670,532
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 3.25%, 2.50% PIK), 11.25%, 08/24/27(h)		375	374,102
Term Loan, (3-mo. CME Term SOFR + 3.25%, 2.50% PIK), 11.25%, 08/24/27(h)		800	798,085
Clever Devices Ltd, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.33%, 06/12/30		2,657	2,590,271
Clever Devices Ltd., Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.33%, 06/12/30		295	295,188
Cybergrants Holdings LLC(e)
2023 Amendment No.4 Incremental Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 8.00%), 13.33%, 09/08/27		951	938,055
Security		Par (000)	Value
IT Services (continued)
Cybergrants Holdings LLC(e) (continued)
Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.59%, 09/08/27	USD	121	$ 117,791
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.58%, 09/08/27		3,194	3,120,464
Delivery Hero Finco LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.32%, 12/12/29		4,502	4,533,072
Ensono LP, 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 8.00%), 13.46%, 05/25/29(e)		1,800	1,800,000
Epicor Software Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/23/31		47	47,658
Fortress Intermediate 3, Inc., Term Loan B, 0.00%, 06/27/31(e)		29	29,000
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 11/09/29		72	72,207
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 05/30/31		32	31,958
Huckabee Acquisition LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.08%, 01/16/30(e)		74	72,972
Inmoment, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%, 2.50% PIK), 12.81%, 06/08/28(e)(h)		4,185	4,064,525
Integratecom, Inc.(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 4.50%), 12.23%, 12/15/27		101	98,057
Revolver, (3-mo. CME Term SOFR + 6.75%), 12.25%, 12/15/27		130	126,118
Term Loan, (3-mo. CME Term SOFR + 6.75%), 12.23%, 12/15/27		1,591	1,542,232
Intercept Bidco, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.35%, 06/03/30		3,611	3,538,889
Madison Logic Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.33%, 12/30/28(e)		88	85,632
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.59%, 07/27/28		4,393	2,423,716
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.84%, 07/27/29		2,197	643,760
2022 Incremental Term Loan, (3-mo. LIBOR US + 12.00%), 12.00%, 07/27/28		195	106,268
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 06/17/31		106	104,940
2024 2nd Lien Term Loan, 06/17/32(n)		25	24,859
Persado, Inc., Term Loan, (3-mo. CME Term SOFR at 1.80% Floor + 7.50%), 12.83%, 02/01/25(e)		115	112,688
Serrano Parent LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.83%, 05/13/30(e)		90	89,820
Spartan Bidco Pty. Ltd., Term Loan, (3-mo. CME Term SOFR + 0.75%, 6.25% PIK), 12.47%, 01/24/28(e)(h)		2,042	2,028,689
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR + 5.01%), 10.36%, 06/28/29		36	35,872
			31,914,149
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.44%, 12/01/28	USD	27	$ 26,761
Machinery — 0.9%
Bad Boy Mowers JV Acquisition LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.33%, 11/09/29(e)		66	66,333
Clark Equipment Co. 2024 TERM LOAN, 2024 Term Loan, 04/20/29(n)		8	8,002
Generac Power Systems, Inc., 2019 Term Loan B, (1- mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26		15	14,991
Sonny’s Enterprises LLC, 2023 Restatement Date Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.73%, 08/05/28(e)		3,816	3,770,267
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 04/05/29		89	89,068
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		274	274,129
TK Elevator U.S. Newco, Inc., USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.79%, 04/30/30		183	183,604
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 03/02/27		124	124,572
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 01/27/31		58	58,013
			4,588,979
Media — 0.9%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.84%, 06/30/28		36	36,017
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.30%, 12/07/30		55	54,378
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 9.46%, 08/23/28		30	30,453
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27		2,564	2,124,879
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.46%, 08/02/27		57	56,790
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 08/31/30		32	31,980
Gray Television, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.58%, 06/04/29		15	14,231
NEP Group, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.71%, 08/19/26		10	9,597
2018 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.46%, 10/19/26		141	113,164
2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 10.21%, 08/19/26(h)		91	85,226
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.71%, 09/25/26		148	119,116
Security		Par (000)	Value
Media (continued)
Suited Connector LLC(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.53%, 12/01/27	USD	374	$ 273,278
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.52%, 12/01/27(h)		2,424	1,769,594
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28		54	52,058
			4,770,761
Metals & Mining — 0.7%
Trulite Glass & Aluminum Solutions LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.34%, 03/01/30(e)		4,141	3,995,703
Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		171	170,654
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.83%, 10/04/30		12	11,943
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR + 4.60%), 9.94%, 09/19/29		11	10,840
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 10/18/28		103	103,007
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.33%, 10/27/28		79	77,326
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28		131	130,620
Palmdale Oil Co. Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 12.08%, 10/02/29(e)		99	96,515
			600,905
Paper & Forest Products — 0.0%
FSK Pallet Holding Corp., Term Loan, (3-mo. CME Term SOFR at 1.25% Floor + 6.50%), 11.95%, 12/23/26(e)		98	94,950
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR + 5.01%), 10.34%, 04/20/28		73	75,577
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.85%, 03/21/31		65	64,858
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27		67	66,754
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.77%, 06/04/29		69	68,827
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 02/15/28		58	58,012
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR + 5.25%), 10.74%, 06/21/27		94	95,712
United Airlines, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 02/22/31		64	63,897
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR + 3.10%), 8.44%, 12/11/26		7	6,502
			500,139

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Personal Care Products(e) — 0.2%
Supergoop LLC
Revolver, (1-mo. CME Term SOFR + 5.50%), 10.94%, 12/29/27	USD	37	$ 36,822
Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.94%, 12/29/28		1,170	1,170,000
			1,206,822
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.84%, 05/04/28		65	64,823
Bausch Health Americas, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR + 5.35%), 10.69%, 02/01/27		57	52,070
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.18%, 08/01/27		62	61,726
Jazz Financing Lux S.a.r.l., 2024 1st Lien Term Loan B, 05/05/28(n)		35	34,999
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.46%, 05/05/28		111	111,479
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 10/27/28		66	66,356
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31		44	43,787
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.69%, 04/20/29		40	39,498
Precision Medicine Group LLC, 2021 Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.43%, 11/18/27		63	62,567
Traack Technologies, Inc., Term Loan, (6-mo. CME Term SOFR + 7.50%), 13.18%, 09/15/25(e)		400	393,812
			931,117
Professional Services — 4.0%
Accordion Partners LLC(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.00%), 11.58%, 08/29/29		13	12,590
Delayed Draw Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.33%, 08/29/29		19	19,200
Revolver, (3-mo. CME Term SOFR + 6.25%), 11.57%, 08/29/28		7	6,995
Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.33%, 08/29/29		157	157,169
Bullhorn, Inc.(e)
2020 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 10.34%, 10/01/29		4,064	4,043,671
2024 1st Lien Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 10.33%, 10/01/29		518	514,886
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 06/04/29		70	68,250
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 06/02/28		154	151,769
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.84%, 02/26/31(e)		97	97,121
Security		Par (000)	Value
Professional Services (continued)
DTI Holdco, Inc., 2022 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.09%, 04/26/30(e)	USD	4,000	$ 3,440,000
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.10%, 01/18/29		454	454,426
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR + 4.35%), 9.68%, 07/06/29		62	62,151
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 04/29/29		40	32,015
HSI Halo Acquisition, Inc., 09/30/24(n)		2,312	2,288,807
Job & Talent USA, Inc.(e)
Delayed Draw Term Loan, (1-mo. CME Term SOFR + 8.75%), 14.21%, 02/17/25		475	472,258
Term Loan, (1-mo. CME Term SOFR + 8.75%), 14.21%, 02/18/25		1,500	1,492,500
Term loan 3, (1-mo. CME Term SOFR + 8.75%), 14.21%, 02/17/25		1,885	1,875,569
Security Services Acquisition Sub Corp(e)
2024 12th Amendment Term Loan A, (1-mo. CME Term SOFR + 5.75%), 11.19%, 09/30/27		1,134	1,124,852
2024 Term Loan, (1-mo. CME Term SOFR + 5.75%), 11.19%, 09/30/27		2,256	2,237,037
Skopima Consilio Parent LLC, 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.50%), 12.96%, 05/14/29(e)		3,000	3,000,000
Trans Union LLC, 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.34%, 12/01/28		133	133,181
			21,684,447
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.21%, 08/21/25		3	2,801
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30(e)		24	24,060
2024 Term Loan B, (1-week CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 01/31/30(e)		24	23,452
SitusAMC Holdings Corp., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.93%, 12/22/27(e)		2,788	2,788,306
			2,838,619
Semiconductors & Semiconductor Equipment — 0.3%
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 11.75%, 12/29/27(e)		1,398	1,230,578
Emerald Technologies (U.S.) Acquisition., Inc., Revolver, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 11.49%, 12/29/26(e)		298	250,089
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.08%, 07/06/29		45	44,989
MKS Instruments, Inc.
2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/17/29		67	67,019
2024 USD Term Loan B, 08/17/29(n)		13	12,997
			1,605,672
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 2.4%
Anaconda, Inc.(e)
2023 2nd Amendment Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.83%, 08/22/27	USD	39	$ 39,229
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.85%, 08/22/28		100	99,200
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 02/24/31		160	161,365
Backoffice Associates Holdings LLC(e)
First Lien Term Loan, (1-mo. CME Term SOFR + 7.50%), 12.93%, 04/30/26		50	50,176
Revolver, (1-mo. CME Term SOFR + 7.50%), 12.93%, 04/30/26		216	216,046
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.98%, 04/30/26		1,820	1,820,419
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		27	26,813
Bynder Holding BV(e)
Term Loan Tranche A, (3-mo. CME Term SOFR + 7.25%), 12.57%, 01/26/29		15	14,755
Term Loan Tranche B, (3-mo. CME Term SOFR + 7.25%), 12.57%, 01/26/29		54	53,486
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.71%, 09/21/28		108	107,594
Cloud Software Group, Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/21/31		54	54,110
2024 USD Term Loan B, (2-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 03/30/29		331	330,415
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.44%, 10/08/29		51	50,426
Drake Software LLC, 2024 Term Loan B, 06/26/31(e)(n)		27	26,730
Elastic Path Software, Inc., Term Loan, (3-mo. CME Term SOFR + 7.50%), 13.06%, 01/05/26(e)		1,342	1,327,653
Ellucian Holdings, Inc.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 13.44%, 10/09/28		104	104,019
2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.94%, 10/09/29		114	114,792
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 7.09%, 09/12/29		100	99,551
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.84%, 12/01/27		163	163,676
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.21%, 12/01/27		54	54,202
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 07/18/30		55	54,666
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 10/27/28		106	106,253
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.35%, 04/01/28		12	11,562
Kong, Inc.(e)(h)
Delayed Draw Term Loan, (1-mo. CME Term SOFR + 5.50%, 3.25% PIK), 14.19%, 11/01/29		56	55,633
Security		Par (000)	Value
Software (continued)
Kong, Inc.(e)(h) (continued)
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%, 3.25% PIK), 14.19%, 11/01/27	USD	105	$ 104,849
Lightspeed Solution LLC(e)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.85%, 03/01/28		26	26,056
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.85%, 03/01/28		402	395,102
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 03/01/29		154	153,644
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 9.59%, 02/23/29		36	35,324
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 05/03/28		86	86,154
Modena Buyer LLC, Term Loan, 07/01/31(n)		40	38,988
Oversight Systems, Inc.(e)
2018 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.18%, 09/24/26		46	45,113
Term Loan, (3-mo. CME Term SOFR + 5.75%), 11.18%, 09/24/26		954	944,937
Planview Parent, Inc., 2024 Term Loan, 12/17/27(n)		66	65,834
Pluralsight, Inc.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.46%, 04/06/27		191	85,446
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.46%, 04/06/27		3,309	1,479,054
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 08/31/28		142	142,038
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.46%, 04/24/28		165	160,477
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 04/23/29		110	106,583
SEP Raptor Acquisition, Inc.
2024 2nd Amendment Term Loan, (Prime + 4.50%), 13.00%, 03/31/27		185	183,191
Term Loan, (3-mo. CME Term SOFR + 5.50%), 11.08%, 03/31/27(e)		1,726	1,712,185
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 08/01/27		53	52,781
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/09/31		59	58,999
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 02/10/31		173	174,006
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.09%, 07/20/28		14	14,197
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 04/14/31		117	116,774
West Technology Group LLC, 2023 Term Loan B3, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.58%, 04/10/27		1,906	1,845,448
			13,169,951
Specialty Retail — 0.6%
Hanna Andersson LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.94%, 07/02/26(e)		3,032	2,971,238

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.34%, 04/23/31	USD	24	$ 23,989
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.19%, 02/11/28		73	72,228
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 10/20/28		40	38,746
			3,106,201
Technology Hardware, Storage & Peripherals — 0.7%
Electronics for Imaging, Inc., Term Loan, (3-mo. CME Term SOFR + 5.10%), 10.43%, 07/23/26		4,352	3,666,407
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 08/31/28		232	232,251
			3,898,658
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 03/08/30		20	19,758
James Perse Enterprises, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.59%, 09/02/27(e)		4,000	4,000,000
			4,019,758
Trading Companies & Distributors — 0.0%
Core & Main LP
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.59%, 02/09/31		35	34,935
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 07/27/28		141	141,284
TMK Hawk Parent Corp.(e)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		1	1,024
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.59%, 06/30/29		39	26,579
			203,822
Transportation Infrastructure — 0.0%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.69%, 12/15/26		110	109,719
Wireless Telecommunication Services — 0.9%
GOGO Intermediate Holdings LLC, Term Loan B, (1- mo. CME Term SOFR + 3.86%), 9.21%, 04/30/28		44	43,938
Ligado Networks LLC, 2024 Fixed Super Priority First Out Term Loan, 17.50%, 09/13/24(e)		76	58,723
OpenMarket, Inc., Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.85%, 09/17/26(e)		4,963	4,920,627
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 01/25/31		70	70,222
			5,093,510
Total Floating Rate Loan Interests — 57.2% (Cost: $331,013,011)			309,320,008
Foreign Agency Obligations
Mongolia — 0.0%
Mongolia Government International Bond, 3.50%, 07/07/27(g)		200	180,187
Security		Par (000)	Value
Pakistan — 0.1%
Pakistan Government International Bond, 6.00%, 04/08/26(g)	USD	300	$ 269,719
Sri Lanka — 0.1%
Sri Lanka Government International Bond(d)(g)(m)
6.35%, 11/03/25		310	177,184
6.83%, 11/03/25		200	117,313
6.20%, 05/11/27		200	117,188
6.85%, 05/11/27		200	117,937
			529,622
United Arab Emirates — 0.1%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(g)		250	254,766
Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(g)		250	248,437
Total Foreign Agency Obligations — 0.3% (Cost: $1,572,016)			1,482,731

	Shares
Investment Companies
Fixed Income Funds — 0.5%
Invesco Senior Loan ETF	40,000	841,600
iShares JP Morgan USD Emerging Markets Bond ETF(p)	18,476	1,634,756
		2,476,356
Total Investment Companies — 0.5% (Cost: $2,843,665)		2,476,356

		Par (000)
Preferred Securities
Capital Trusts — 4.4%(a)
Automobiles — 0.1%
Volkswagen International Finance NV, 3.88%(g)(i)	EUR	500	498,396
Banks — 3.5%
AIB Group PLC, 5.25%(g)(i)		500	533,467
Axis Bank Ltd./Gandhinagar, 4.10%(g)(i)	USD	200	187,000
Barclays PLC(i)
8.00%		4,150	4,213,661
6.38%(g)	GBP	200	245,962
9.63%	USD	1,240	1,344,274
BNP Paribas SA, 8.50%(b)(i)		1,025	1,049,821
Chong Hing Bank Ltd., 5.70%(g)(i)		250	249,531
Citigroup, Inc.(i)
Series BB, 7.20%		1,250	1,280,928
Series CC, 7.13%		60	59,866
Cooperatieve Rabobank UA, 4.38%(g)(i)	EUR	200	203,481
HDFC Bank Ltd., 3.70%(g)(i)	USD	200	185,250
HSBC Holdings PLC, 4.75%(g)(i)	EUR	200	200,536
Industrial & Commercial Bank of China Ltd., 3.20%(g)(i)	USD	400	379,728
ING Groep NV, 8.00%(g)(i)		200	203,875
Krung Thai Bank PCL/Cayman Islands, 4.40%(g)(i)		200	190,125
Mitsubishi UFJ Financial Group, Inc., 8.20%(i)		425	456,614
NatWest Group PLC, 8.13%(i)		2,210	2,232,862
PNC Financial Services Group, Inc., Series W, 6.25%(i)		600	584,682
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Standard Chartered PLC, 7.88%(g)(i)	USD	400	$ 400,500
Toronto-Dominion Bank, 8.13%, 10/31/82		1,526	1,581,488
UBS Group AG(i)
7.75%(b)		960	979,245
7.00%(g)		500	499,378
Series NC10, 9.25%(b)		1,301	1,456,980
			18,719,254
Commercial Services & Supplies — 0.0%
Royal Capital BV, 5.00%(g)(i)		200	197,187
Construction & Engineering — 0.1%
Abertis Infraestructuras Finance BV, 3.25%(g)(i)	EUR	200	208,300
Consumer Finance — 0.1%
American Express Co., 3.55%(i)	USD	440	410,168
Diversified Telecommunication Services(g) — 0.1%
British Telecommunications PLC
5.13%, 10/03/54	EUR	100	107,362
8.38%, 12/20/83	GBP	107	143,743
Telefonica Europe BV, 6.75%(i)	EUR	300	348,582
			599,687
Electric Utilities — 0.3%
AES Corp., 7.60%, 01/15/55	USD	19	19,235
Dominion Energy, Inc.
Series A, 6.88%, 02/01/55		20	20,417
Series B, 7.00%, 06/01/54		370	384,972
EDP - Energias de Portugal SA, 4.75%, 05/29/54(g)	EUR	200	212,851
Electricite de France SA, 6.00%(g)(i)	GBP	500	615,671
NRG Energy, Inc., 10.25%(b)(i)	USD	93	101,715
SMC Global Power Holdings Corp., 7.00%(g)(i)		200	197,500
Terna - Rete Elettrica Nazionale, 4.75%(g)(i)	EUR	100	105,756
Vistra Corp., 7.00%(b)(i)	USD	76	75,340
			1,733,457
Gas Utilities — 0.0%
Centrica PLC, 6.50%, 05/21/55(g)	GBP	100	127,674
Industrial Conglomerates — 0.0%
Alstom SA, 5.87%(g)(i)	EUR	100	108,605
Insurance — 0.0%
Poste Italiane SpA, 2.63%(g)(i)		100	93,954
Oil, Gas & Consumable Fuels — 0.1%
Var Energi ASA, 7.86%, 11/15/83(g)		300	348,594
Pharmaceuticals — 0.1%
Bayer AG, 5.38%, 03/25/82(g)		400	407,561
Real Estate Management & Development — 0.0%
NWD Finance BVI Ltd., 5.25%(g)(i)	USD	200	162,000
			23,614,837

Shares
Preferred Stocks — 1.1%(d)(e)
Broadline Retail — 0.6%
StubHub, Series K, 12/31/49	3,000	3,593,326
Security	Shares	Value
Construction Materials — 0.0%
Kellermeyer Bergensons Pref	45,118	$ 33,424
Interactive Media & Services — 0.2%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $697,988)(f)	6,370	1,076,594
Specialty Retail — 0.3%
Razor Group GmbH
Class A,	3,182,164	1,587,900
Common Unit,	31,821	—
		1,587,900
		6,291,244
Total Preferred Securities — 5.5% (Cost: $30,238,959)		29,906,081
Rights
IT Services — 0.0%
Core Scientific, Inc., (Expires 01/23/27, Strike Price USD 5.02)(d)	952,359	238,090
Total Rights — 0.0% (Cost: $296,371)		238,090
Warrants
Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC, (Issued 02/07/20, Expires 02/07/30)(d)(e)	142	21,454
Consumer Discretionary(d) — 0.0%
SellerX restructure - Elevate common shares, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)(e)	373	—
SellerX restructure - Elevate super senior warrants, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)(e)	1,527	—
SellerX restructure - SellerX common warrants, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)(e)	527	—
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)	129	—
		—
Consumer Finance — 0.0%
WorldRemit Ltd., Series D, (Issued/Exercisable 02/11/21, 1,596 Shares for 1 Warrant, Expires 02/11/31, Strike Price USD 37.59)(d)(e)	1,596	5,529
Media — 0.0%
Suited Connector LLC, (Issued/Exercisable 03/06/23, 1 Share for 1 Warrant, Expires 03/06/33, Strike Price USD 33.71)(d)(e)	9,091	—
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(d)	20	357

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 0.0%
Grey Orange, (Issued/Exercisable 05/06/22, 1 Share for 1 Warrant, Expires 05/06/32, Strike Price USD 28.93)(d)(e)	460	$ 92
Specialty Retail(d)(e) — 0.0%
Razor Group GmbH, (Issued/Exercisable 03/24/23, 568 Shares for 1 Warrant, Expires 04/28/30, Strike Price EUR 6,306.84)	14	—
Razor Group GmbH, (Issued/Exercisable 04/30/21, 1,854 Shares for 1 Warrant, Expires 04/30/28, Strike Price EUR 911.97)	46	—
		—
Total Warrants — 0.0% (Cost: $1)		27,432
Total Long-Term Investments — 100.8% (Cost: $571,279,048)		544,447,675
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(p)(q)	14,661,499	14,661,499
Total Short-Term Securities — 2.7% (Cost: $14,661,499)		14,661,499
Options Purchased — 0.1% (Cost: $795,295)		771,569
Total Investments Before Options Written — 103.6% (Cost: $586,735,842)		559,880,743
Options Written — (0.1)% (Premiums Received: $(446,742))		(451,650)
Total Investments, Net of Options Written — 103.5% (Cost: $586,289,100)		559,429,093
Liabilities in Excess of Other Assets — (3.5)%		(19,162,182)
Net Assets — 100.0%		$ 540,266,911

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,112,205, representing 0.2% of its net assets as of period end, and an original cost of $729,486.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,311,501	$ 349,998 (a)	$ —	$ —	$ —	$ 14,661,499	14,661,499	$ 343,431	$ —
iShares JP Morgan USD Emerging Markets Bond ETF	1,645,473	—	—	—	(10,717)	1,634,756	18,476	34,030	—
				$ —	$ (10,717)	$ 16,296,255		$ 377,461	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	169	09/19/24	$ 19,145	$ 142,813
U.S. Long Bond	11	09/19/24	1,297	5,020
5-Year U.S. Treasury Note	658	09/30/24	70,087	444,124
				591,957
Short Contracts
10-Year U.S. Treasury Note	598	09/19/24	65,687	(202,510)
Ultra U.S. Treasury Bond	17	09/19/24	2,118	(7,987)
2-Year U.S. Treasury Note	215	09/30/24	43,907	(76,992)
				(287,489)
				$ 304,468
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	150,285	EUR	140,000	Bank of America N.A.	07/12/24	$ 282
USD	23,473,727	EUR	21,700,000	Deutsche Bank AG	07/12/24	223,335
USD	150,113	EUR	140,000	State Street Bank and Trust Co.	07/12/24	110
USD	5,255,213	GBP	4,110,000	Deutsche Bank AG	07/12/24	59,455
EUR	141,000	USD	151,118	Morgan Stanley & Co. International PLC	09/18/24	449
USD	5,272,601	EUR	4,898,000	Morgan Stanley & Co. International PLC	09/18/24	7,523
USD	108,497	EUR	100,000	HSBC Bank PLC	09/19/24	997
USD	163,119	EUR	150,000	JPMorgan Chase Bank N.A.	09/19/24	1,869
						294,020
USD	85,586	EUR	80,000	Bank of America N.A.	07/12/24	(130)
USD	106,894	EUR	100,000	Bank of America N.A.	07/12/24	(251)
USD	63,208	GBP	50,000	State Street Bank and Trust Co.	07/12/24	—
						(381)
						$ 293,639
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	3,011	06/13/25	USD	97.00	USD	720,306	$ 771,569
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	3,011	06/13/25	USD	97.50	USD	720,306	$ (451,650)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	19,800	$ (1,288,664)	$ (140,132)	$ (1,148,532)

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund

OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Matterhorn Telecom Holding S.A.	5.00%	Quarterly	Goldman Sachs International	06/20/29	EUR	110	$ (14,101)	$ (13,499)	$ (602)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Sunrise HoldCo IV B.V.	5.00%	Quarterly	Bank of America N.A.	06/20/29	B	EUR	34	$ 4,152	$ 3,345	$ 807
Sunrise HoldCo IV B.V.	5.00	Quarterly	Deutsche Bank AG	06/20/29	B	EUR	22	2,631	2,077	554
Ziggo Bond Company B.V.	5.00	Quarterly	Goldman Sachs International	06/20/29	B-	EUR	99	5,269	4,601	668
								$ 12,052	$ 10,023	$ 2,029

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ —	$ (140,132)	$ —	$ (1,148,532)	$ —
OTC Swaps	10,023	(13,499)	2,029	(602)	—
Options Written	N/A	N/A	—	(4,908)	(451,650)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 591,957	$ —	$ 591,957
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	294,020	—	—	294,020
Options purchased Investments at value — unaffiliated(b)	—	—	—	—	771,569	—	771,569
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	12,052	—	—	—	—	12,052
	$ —	$ 12,052	$ —	$ 294,020	$ 1,363,526	$ —	$ 1,669,598
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 287,489	$ —	$ 287,489
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	381	—	—	381
Options written Options written at value	—	—	—	—	451,650	—	451,650
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	$ —	$ 1,148,532	$ —	$ —	$ —	$ —	$ 1,148,532
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	14,101	—	—	—	—	14,101
	$ —	$ 1,162,633	$ —	$ 381	$ 739,139	$ —	$ 1,902,153

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (174,678)	$ —	$ (1,189,184)	$ —	$ (1,363,862)
Forward foreign currency exchange contracts	—	—	—	439,579	—	—	439,579
Options purchased(a)	—	—	(336,407)	—	(121,588)	—	(457,995)
Options written	—	—	120,627	—	40,112	—	160,739
Swaps	—	(414,176)	—	—	—	—	(414,176)
	$ —	$ (414,176)	$ (390,458)	$ 439,579	$ (1,270,660)	$ —	$ (1,635,715)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 197,013	$ —	$ 197,013
Forward foreign currency exchange contracts	—	—	—	586,204	—	—	586,204
Options purchased(b)	—	—	72,887	—	80,406	—	153,293
Options written	—	—	(21,789)	—	(39,508)	—	(61,297)
Swaps	—	(108,896)	—	—	—	—	(108,896)
	$ —	$ (108,896)	$ 51,098	$ 586,204	$ 237,911	$ —	$ 766,317

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$91,869,281
Average notional value of contracts — short	$99,988,735
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$35,022,290
Average amounts sold — in USD	$1,216,086
Options:
Average value of option contracts purchased	$385,784
Average value of option contracts written	$225,825
Credit default swaps:
Average notional value — buy protection	$19,858,902
Average notional value — sell protection	$82,999
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 289,414	$ 252,984

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund

	Assets	Liabilities
Forward foreign currency exchange contracts	$ 294,020	$ 381
Options	771,569 (a)	451,650
Swaps — centrally cleared	10,619	—
Swaps — OTC(b)	12,052	14,101
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,377,674	719,116
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,071,602)	(704,634)
Total derivative assets and liabilities subject to an MNA	$ 306,072	$ 14,482

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Bank of America N.A.	$ 4,434	$ (381)	$ —	$ —	$ 4,053
Deutsche Bank AG	285,421	—	—	—	285,421
Goldman Sachs International	5,269	(5,269)	—	—	—
HSBC Bank PLC	997	—	—	—	997
JPMorgan Chase Bank N.A.	1,869	—	—	—	1,869
Morgan Stanley & Co. International PLC	7,972	—	—	—	7,972
State Street Bank and Trust Co.	110	—	—	—	110
	$ 306,072	$ (5,650)	$ —	$ —	$ 300,422

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
Bank of America N.A.	$ 381	$ (381)	$ —	$ —	$ —
Goldman Sachs International	14,101	(5,269)	—	—	8,832
	$ 14,482	$ (5,650)	$ —	$ —	$ 8,832

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 49,737,297	$ —	$ 49,737,297
Common Stocks
Biotechnology	545,482	—	—	545,482
Construction & Engineering	—	626	—	626
Construction Materials	—	—	—	—
Consumer Finance	—	—	—	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Entertainment	$ —	$ —	$ 27,339	$ 27,339
Financial Services	—	7,800	26,987	34,787
Health Care Providers & Services	—	8,272	—	8,272
Health Care Technology	1,351,023	—	—	1,351,023
Household Durables	4,997,510	—	—	4,997,510
Pharmaceuticals	372,773	—	—	372,773
Real Estate Management & Development	—	—	512,180	512,180
Trading Companies & Distributors	—	—	4,751	4,751
Corporate Bonds
Advertising Agencies	—	78,702	—	78,702
Aerospace & Defense	—	5,056,200	—	5,056,200
Air Freight & Logistics	—	2,025	—	2,025
Automobile Components	—	1,081,090	—	1,081,090
Automobiles	—	494,892	—	494,892
Banks	—	12,043,400	—	12,043,400
Biotechnology	—	233,985	—	233,985
Broadline Retail	—	261,801	—	261,801
Building Materials	—	914,943	—	914,943
Building Products	—	1,318,376	—	1,318,376
Capital Markets	—	726,344	—	726,344
Chemicals	—	2,139,009	—	2,139,009
Commercial Services & Supplies	193,219	2,172,076	—	2,365,295
Communications Equipment	—	5,256,833	—	5,256,833
Construction & Engineering	—	845,416	—	845,416
Construction Materials	—	32,669	—	32,669
Consumer Finance	—	459,985	—	459,985
Consumer Staples Distribution & Retail	—	368,672	—	368,672
Containers & Packaging	—	1,787,276	—	1,787,276
Diversified Consumer Services	—	5,022,385	—	5,022,385
Diversified REITs	—	8,401,622	—	8,401,622
Diversified Telecommunication Services	854,218	12,985,447	—	13,839,665
Electric Utilities	—	2,505,602	—	2,505,602
Electronic Equipment, Instruments & Components	—	5,185	—	5,185
Energy Equipment & Services	—	284,916	—	284,916
Entertainment	—	562,357	—	562,357
Environmental, Maintenance & Security Service	—	173,631	—	173,631
Financial Services	—	7,473,876	—	7,473,876
Food Products	—	1,162,787	—	1,162,787
Ground Transportation	—	275,667	—	275,667
Health Care Equipment & Supplies	—	412,181	—	412,181
Health Care Providers & Services	—	978,316	—	978,316
Health Care REITs	—	9,413,871	—	9,413,871
Health Care Technology	—	222,809	—	222,809
Hotel & Resort REITs	—	192,900	—	192,900
Hotels, Restaurants & Leisure	380,400	6,174,320	—	6,554,720
Household Durables	—	585,239	—	585,239
Household Products	—	21,121	—	21,121
Independent Power and Renewable Electricity Producers	—	1,184,052	—	1,184,052
Insurance	—	2,266,714	—	2,266,714
IT Services	—	4,679,459	—	4,679,459
Leisure Products	—	19,872	—	19,872
Machinery	—	1,012,080	—	1,012,080
Media	—	12,324,210	—	12,324,210
Metals & Mining	—	1,548,733	—	1,548,733
Mortgage Real Estate Investment Trusts (REITs)	—	13,139	—	13,139
Multi-Utilities	—	372,721	—	372,721
Office REITs	—	2,132,940	—	2,132,940
Oil, Gas & Consumable Fuels	—	9,087,035	—	9,087,035
Paper & Forest Products	—	186,725	—	186,725
Passenger Airlines	—	237,871	—	237,871
Pharmaceuticals	—	1,218,346	—	1,218,346
Professional Services	—	243,611	—	243,611
Real Estate Management & Development	—	1,518,513	—	1,518,513

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment	$ —	$ 1,015,960	$ —	$ 1,015,960
Software	—	2,433,968	—	2,433,968
Specialty Retail	—	248,810	—	248,810
Technology Hardware, Storage & Peripherals	—	22,696	—	22,696
Textiles, Apparel & Luxury Goods	74,811	109,994	—	184,805
Tobacco	—	51,589	—	51,589
Transportation Infrastructure	—	649,632	—	649,632
Wireless Telecommunication Services	—	418,244	—	418,244
Fixed Rate Loan Interests	—	88,142	6,689,307	6,777,449
Floating Rate Loan Interests	—	96,267,773	213,052,235	309,320,008
Foreign Agency Obligations	—	1,482,731	—	1,482,731
Investment Companies	2,476,356	—	—	2,476,356
Preferred Securities
Capital Trusts	—	23,614,837	—	23,614,837
Preferred Stocks	—	—	6,291,244	6,291,244
Rights	238,090	—	—	238,090
Warrants	357	—	27,075	27,432
Short-Term Securities
Money Market Funds	14,661,499	—	—	14,661,499
Options Purchased
Interest Rate Contracts	771,569	—	—	771,569
Unfunded Floating Rate Loan Interests(a)	—	20	39,127	39,147
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(517,442)	(517,442)
	$26,917,307	$306,332,338	$226,152,803	$559,402,448
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 2,029	$ —	$ 2,029
Foreign Currency Exchange Contracts	—	294,020	—	294,020
Interest Rate Contracts	591,957	—	—	591,957
Liabilities
Credit Contracts	—	(1,149,134)	—	(1,149,134)
Foreign Currency Exchange Contracts	—	(381)	—	(381)
Interest Rate Contracts	(739,139)	—	—	(739,139)
	$(147,182)	$(853,466)	$—	$(1,000,648)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $24,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants
Assets/Liabilities
Opening balance, as of December 31, 2023	$ 27,770	$ 484,282	$ 2,811,387	$ 197,277,077	$ 4,398,783	$ (119,315)	$ 382,321
Transfers into Level 3(a)	—	—	39,259	5,656,151	—	169	—
Transfers out of Level 3(b)	(6,053)	(484,282)	—	(339,643)	—	—	—
Accrued discounts/premiums	—	—	7,269	251,809	—	—	—
Net realized gain (loss)	—	—	—	57,856	38,875	—	5
Net change in unrealized appreciation (depreciation)(c)(d)	75,240	—	(359,786)	(5,235,319)	(1,413,219)	(359,169)	(355,246)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants
Purchases	$ 474,300	$ —	$ 4,651,747	$ 44,434,687	$ 3,438,983	$ —	$ —
Sales	—	—	(460,569)	(29,050,383)	(172,178)	—	(5)
Closing balance, as of June 30, 2024	$ 571,257	$ —	$ 6,689,307	$ 213,052,235	$ 6,291,244	$ (478,315)	$ 27,075
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024(d)	$ 75,240	$ —	$ (374,022)	$ (6,848,655)	$ (1,398,836)	$ (405,139)	$ (355,246)

Total
Assets
Opening balance, as of December 31, 2023	$ 205,262,305
Transfers into Level 3(a)	5,695,579
Transfers out of Level 3(b)	(829,978)
Accrued discounts/premiums	259,078
Net realized gain (loss)	96,736
Net change in unrealized appreciation (depreciation)(c)(d)	(7,647,499)
Purchases	52,999,717
Sales	(29,683,135)
Closing balance, as of June 30, 2024	$ 226,152,803
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024(d)	$ (9,306,658)

(a)
As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)
As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $32,404,492. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Floating Rate Loan Interests	$180,912,115	Income	Discount Rate	10% - 27%	12%
		Market	Revenue Multiple	0.40x -1.65x	0.69x
			EBITDA	3.25x - 10.25x	5.98x

Common Stock	26,987	Market	EBITDA	13.25x	—

Fixed Rate Loan Interests	6,490,890	Income	Discount Rate	14% - 19%	17%

Preferred Stocks	6,291,244	Income	Discount Rate	13%	—
		Market	Revenue Multiple	1.50x - 2.00x	1.80x
			EBITDA	10.25x	—
			Time to Exit	3.0 years	—
			Volatility	60%	—

Warrants	27,075	Market	Revenue Multiple	3.25x - 7.25x	4.44x
			Time to Exit	1.0 - 2.0 years	2.0 years
			Volatility	45% - 60%	45%
		Income	Discount Rate	15%	—

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock Credit Strategies Fund

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

$193,748,311

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities (unaudited)
June 30, 2024

BlackRock Credit Strategies Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 543,584,488
Investments, at value — affiliated(b)	16,296,255
Cash	7,489,232
Cash pledged:
Futures contracts	1,567,000
Centrally cleared swaps	988,000
Foreign currency, at value(c)	52,213
Receivables:
Investments sold	11,502,961
Options written	490,964
Capital shares sold	3,607,662
Dividends — unaffiliated	1,377
Dividends — affiliated	59,072
Interest — unaffiliated	9,737,593
Variation margin on futures contracts	289,414
Variation margin on centrally cleared swaps	10,619
Swap premiums paid	10,023
Unrealized appreciation on:
Forward foreign currency exchange contracts	294,020
OTC swaps	2,029
Unfunded floating rate loan interests	39,147
Prepaid expenses	149,097
Total assets	596,171,166
LIABILITIES
Options written, at value(d)	451,650
Payables:
Investments purchased	25,876,693
Accounting services fees	25,984
Bank borrowings	24,000,000
Capital shares redeemed	195,379
Custodian fees	39,787
Income dividend distributions	2,891,322
Interest expense and fees	178,494
Investment advisory fees	458,487
Options written	803,641
Other accrued expenses	18,791
Professional fees	65,386
Service and distribution fees	87,210
Transfer agent fees	26,523
Variation margin on futures contracts	252,984
Swap premiums received	13,499
Unrealized depreciation on:
Forward foreign currency exchange contracts	381

2024 BlackRock Semi-Annual Report to Shareholders

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2024
BlackRock Credit Strategies Fund
OTC swaps	$ 602
Unfunded floating rate loan interests	517,442
Total liabilities	55,904,255
Commitments and contingent liabilities
NET ASSETS	$ 540,266,911
NET ASSETS CONSIST OF
Paid-in capital	$ 620,620,905
Accumulated loss	(80,353,994)
NET ASSETS	$ 540,266,911
(a) Investments, at cost—unaffiliated	$570,076,137
(b) Investments, at cost—affiliated	$16,659,705
(c) Foreign currency, at cost	$52,000
(d) Premiums received	$446,742
Financial Statements

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2024

BlackRock Credit Strategies Fund
NET ASSET VALUE
Institutional
Net assets	$ 391,137,098
Shares outstanding	46,057,593
Net asset value	$ 8.49
Shares authorized	Unlimited
Par value	$0.001
Class A
Net assets	$ 101,662,270
Shares outstanding	11,934,392
Net asset value	$ 8.52
Shares authorized	Unlimited
Par value	$0.001
Class U
Net assets	$ 47,264,887
Shares outstanding	5,556,287
Net asset value	$ 8.51
Shares authorized	Unlimited
Par value	$0.001
Class W
Net assets	$ 202,656
Shares outstanding	23,787
Net asset value	$ 8.52
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

BlackRock Credit Strategies Fund
INVESTMENT INCOME
Dividends — unaffiliated	$25,599
Dividends — affiliated	377,461
Interest — unaffiliated	29,097,957
Other income — unaffiliated	650,743
Foreign taxes withheld	(6,779)
Total investment income	30,144,981
EXPENSES
Investment advisory	2,623,153
Service and distribution — class specific	530,812
Transfer agent — class specific	201,495
Professional	195,763
Trustees and Officer	75,543
Custodian	62,425
Accounting services	40,556
Registration	39,900
Printing and postage	21,154
Miscellaneous	20,938
Total expenses excluding interest expense	3,811,739
Interest expense and fees — unaffiliated	389,168
Total expenses	4,200,907
Less:
Fees waived and/or reimbursed by the Manager	(13,242)
Total expenses after fees waived and/or reimbursed	4,187,665
Net investment income	25,957,316
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	362,998
Forward foreign currency exchange contracts	439,579
Foreign currency transactions	(116,372)
Futures contracts	(1,363,862)
Options written	160,739
Swaps	(414,176)
(931,094)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(9,914,839)
Investments — affiliated	(10,717)
Forward foreign currency exchange contracts	586,204
Foreign currency translations	(10,000)
Futures contracts	197,013
Options written	(61,297)
Swaps	(108,896)
Unfunded floating rate loan interests	(359,149)
(9,681,681)
Net realized and unrealized loss	(10,612,775)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,344,541
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	BlackRock Credit Strategies Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23(a)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$25,957,316	$42,757,316
Net realized loss	(931,094)	(8,294,808)
Net change in unrealized appreciation (depreciation)	(9,681,681)	15,088,333
Net increase in net assets resulting from operations	15,344,541	49,550,841
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income
Institutional	(17,579,223)(c)	(29,713,678)
Class A	(4,152,331)	(8,637,151)
Class U	(1,905,699)	(3,782,558)
Class W	(8,723)	(18,936)
Return of capital
Institutional	—	(18,474)
Class A	—	(5,903)
Class U	—	(2,558)
Class W	—	(13)
Decrease in net assets resulting from distributions to shareholders	(23,645,976)	(42,179,271)
CAPITAL SHARE TRANSACTIONS
Shares sold and issued	114,071,223	92,061,415
Reinvestment of distributions	6,764,748	12,856,859
Shares redeemed	(33,978,528)	(80,562,415)
Net increase in net assets derived from capital share transactions	86,857,443	24,355,859
NET ASSETS
Total increase in net assets	78,556,008	31,727,429
Beginning of period	461,710,903	429,983,474
End of period	$540,266,911	$461,710,903

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Statement of Cash Flows (unaudited)
Six Months Ended June 30, 2024

BlackRock Credit Strategies Fund
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$15,344,541
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	120,188,167
Purchases of long-term investments	(204,330,267)
Net purchases of short-term securities	(7,915,839)
Amortization of premium and accretion of discount on investments and other fees	(3,990,624)
Premiums paid on closing options written	795,230
Premiums received from options written	35,385
Net realized gain on investments and options written	(212,878)
Net unrealized depreciation on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	9,777,998
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(9,588)
Dividends — unaffiliated	212,543
Interest — unaffiliated	(1,951,552)
Variation margin on futures contracts	(221,422)
Variation margin on centrally cleared swaps	(6,495)
Swap premiums paid	(10,023)
Prepaid expenses	92,056
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(2,651)
Custodian fees	(2,248)
Interest expense and fees	42,360
Investment advisory fees	68,913
Trustees’ and Officer’s fees	(23,825)
Other accrued expenses	(18,789)
Professional fees	(87,336)
Service and distribution fees	3,901
Transfer agent fees	13,746
Variation margin on futures contracts	217,675
Swap premiums received	13,499
Net cash used for operating activities	(71,977,523)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(16,445,655)
Payments for bank borrowings	(7,450,000)
Net payments on redemption of capital shares	(33,802,849)
Proceeds from bank borrowings	24,000,000
Decrease in bank overdraft	(330,315)
Proceeds from issuance of capital shares	112,877,369
Net cash provided by financing activities	78,848,550
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(373)
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	6,870,654
Restricted and unrestricted cash and foreign currency at beginning of period	3,225,791
Restricted and unrestricted cash and foreign currency at end of period	$10,096,445
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$346,808
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$6,764,748
Financial Statements

Statement of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2024
BlackRock Credit Strategies Fund
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$7,489,232
Cash pledged
Futures contracts	1,567,000
Centrally cleared swaps	988,000
Foreign currency at value	52,213
$10,096,445
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21	Year Ended 12/31/20	Period from 02/28/19(b) to 12/31/19

Net asset value, beginning of period	$8.63	$8.48	$9.96	$10.41	$10.24	$10.00
Net investment income(c)	0.43	0.88	0.63	0.55	0.53	0.38
Net realized and unrealized gain (loss)	(0.17)	0.13	(1.43)	(0.28)	0.25	0.35
Net increase (decrease) from investment operations	0.26	1.01	(0.80)	0.27	0.78	0.73
Distributions(d)
From net investment income	(0.40)(e)	(0.86)	(0.68)	(0.67)	(0.49)	(0.45)
From net realized gain	—	—	—	(0.05)	(0.12)	(0.04)
Return of capital	—	(0.00)(f)	—	—	—	—
Total distributions	(0.40)	(0.86)	(0.68)	(0.72)	(0.61)	(0.49)
Net asset value, end of period	$8.49	$8.63	$8.48	$9.96	$10.41	$10.24
Total Return(g)
Based on net asset value	3.03%(h)	12.36%	(8.17)%	2.58%	8.09%	7.41%(h)
Ratios to Average Net Assets(i)
Total expenses(j)	1.42%(k)	2.00%	2.20%(l)	2.12%	2.90%	3.44%(k)(m)
Total expenses after fees waived and/or reimbursed	1.42%(k)	1.99%	2.19%(l)	2.11%	2.59%	1.84%(k)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.27%(k)	1.36%	1.57%(l)	1.66%	1.66%	1.47%(k)
Net investment income	10.17%(k)	10.15%	7.09%	5.30%	5.40%	4.45%(k)
Supplemental Data
Net assets, end of period (000)	$391,137	$321,744	$293,515	$285,729	$128,769	$105,796
Borrowings outstanding, end of period (000)	$24,000	$7,450	$55,850	$73,250	$39,500	$16,000
Asset coverage, end of period per $1,000 of bank borrowings	$23,511	$62,975	$8,699	$6,846	$5,432	$7,612
Portfolio turnover rate	25%	35%	55%	55%	77%	43%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Amount is greater than $(0.005) per share.
(g)
Where applicable, assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21	Year Ended 12/31/20	Period from 02/28/19(b) to 12/31/19

Expense ratios	N/A	N/A	2.13%	1.93%	N/A	N/A

(k)	Annualized.
(l)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.18%, 2.18% and 1.55%, respectively.

(m)	Audit and offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, total expenses would have been 3.62%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund (continued)
	Class A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21	Period from 04/01/20(b) to 12/31/20

Net asset value, beginning of period	$8.65	$8.50	$9.97	$10.42	$8.48
Net investment income(c)	0.41	0.82	0.57	0.47	0.33
Net realized and unrealized gain (loss)	(0.17)	0.13	(1.44)	(0.28)	2.03
Net increase (decrease) from investment operations	0.24	0.95	(0.87)	0.19	2.36
Distributions(d)
From net investment income	(0.37)(e)	(0.80)	(0.60)	(0.59)	(0.30)
From net realized gain	—	—	—	(0.05)	(0.12)
Return of capital	—	(0.00)(f)	—	—	—
Total distributions	(0.37)	(0.80)	(0.60)	(0.64)	(0.42)
Net asset value, end of period	$8.52	$8.65	$8.50	$9.97	$10.42
Total Return(g)
Based on net asset value	2.80%(h)	11.53%	(8.87)%	1.82%	28.09%(h)
Ratios to Average Net Assets(i)
Total expenses(j)	2.11%(k)	2.71%	2.87%(l)	2.84%	3.35%(k)
Total expenses after fees waived and/or reimbursed	2.11%(k)	2.70%	2.87%(l)	2.82%	3.25%(k)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.95%(k)	2.06%	2.25%(l)	2.39%	2.38%(k)
Net investment income	9.47%(k)	9.45%	6.34%	4.57%	4.45%(k)
Supplemental Data
Net assets, end of period (000)	$101,662	$95,592	$97,062	$116,182	$46,313
Borrowings outstanding, end of period (000)	$24,000	$7,450	$55,850	$73,250	$39,500
Asset coverage, end of period per $1,000 of bank borrowings	$23,511	$62,975	$8,699	$6,846	$5,432
Portfolio turnover rate	25%	35%	55%	55%	77%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Amount is greater than $(0.005) per share.
(g)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21	Period from 04/01/20(b) to 12/31/20

Expense ratios	N/A	N/A	2.80%	2.65%	N/A

(k)	Annualized.
(l)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.85%, 2.85% and 2.23%, respectively.

See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund (continued)
	Class U
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Net asset value, beginning of period	$8.64	$8.50	$9.97	$10.51
Net investment income(c)	0.40	0.81	0.58	0.20
Net realized and unrealized gain (loss)	(0.16)	0.13	(1.45)	(0.38)
Net increase (decrease) from investment operations	0.24	0.94	(0.87)	(0.18)
Distributions(d)
From net investment income	(0.37)(e)	(0.80)	(0.60)	(0.31)
From net realized gain	—	—	—	(0.05)
Return of capital	—	(0.00)(f)	—	—
Total distributions	(0.37)	(0.80)	(0.60)	(0.36)
Net asset value, end of period	$8.51	$8.64	$8.50	$9.97
Total Return(g)
Based on net asset value	2.80%(h)	11.41%	(8.87)%	(1.74)%(h)
Ratios to Average Net Assets(i)
Total expenses(j)	2.18%(k)	2.81%	2.88%(l)	2.80%(k)
Total expenses after fees waived and/or reimbursed	2.17%(k)	2.80%	2.88%(l)	2.80%(k)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	2.02%(k)	2.17%	2.24%(l)	2.47%(k)
Net investment income	9.41%(k)	9.34%	6.54%	4.23%(k)
Supplemental Data
Net assets, end of period (000)	$47,265	$44,169	$39,203	$26,076
Borrowings outstanding, end of period (000)	$24,000	$7,450	$55,850	$73,250
Asset coverage, end of period per $1,000 of bank borrowings	$23,511	$62,975	$8,699	$6,846
Portfolio turnover rate	25%	35%	55%	55%(m)

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Amount is greater than $(0.005) per share.
(g)
Where applicable, assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Expense ratios	N/A	N/A	2.82%	2.54%

(k)	Annualized.
(l)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.87%, 2.86% and 2.23%, respectively.

(m)	Portfolio turnover rate is representative of the Fund for the entire year.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund (continued)
	Class W
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Net asset value, beginning of period	$8.65	$8.50	$9.97	$10.51
Net investment income(c)	0.41	0.82	0.57	0.22
Net realized and unrealized gain (loss)	(0.17)	0.13	(1.44)	(0.40)
Net increase (decrease) from investment operations	0.24	0.95	(0.87)	(0.18)
Distributions(d)
From net investment income	(0.37)(e)	(0.80)	(0.60)	(0.31)
From net realized gain	—	—	—	(0.05)
Return of capital	—	(0.00)(f)	—	—
Total distributions	(0.37)	(0.80)	(0.60)	(0.36)
Net asset value, end of period	$8.52	$8.65	$8.50	$9.97
Total Return(g)
Based on net asset value	2.80%(h)	11.53%	(8.87)%	(1.74)%(h)
Ratios to Average Net Assets(i)
Total expenses(j)	2.09%(k)	2.69%	2.87%(l)	2.70%(k)
Total expenses after fees waived and/or reimbursed	2.09%(k)	2.69%	2.87%(l)	2.70%(k)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.94%(k)	2.05%	2.25%(l)	2.45%(k)
Net investment income	9.48%(k)	9.44%	6.35%	4.64%(k)
Supplemental Data
Net assets, end of period (000)	$203	$206	$202	$237
Borrowings outstanding, end of period (000)	$24,000	$7,450	$55,850	$73,250
Asset coverage, end of period per $1,000 of bank borrowings	$23,511	$62,975	$8,699	$6,846
Portfolio turnover rate	25%	35%	55%	55%(m)

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Amount is greater than $(0.005) per share.
(g)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Expense ratios	N/A	N/A	2.80%	2.37%

(k)	Annualized.
(l)
Includes non-recurring expenses of offering costs. Without these costs, total expense, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.86, 2.85% and 2.24%, respectively.

(m)	Portfolio turnover rate is representative of the Fund for the entire year.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Credit Strategies Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is registered as a diversified, closed-end management investment company that has elected to operate as an interval fund. The Fund is organized as a Delaware statutory trust. The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value (“NAV”), reduced by any applicable repurchase fee. The Fund determines and makes available for publication the NAV of its shares on a daily basis. The Fund’s shares are offered for sale daily through its Distributor (defined below) at the then-current NAV plus any applicable sales load. The price of the shares during the Fund’s continuous offering will fluctuate over time with the NAV of the shares. The sales load payable by each investor depends upon the amount invested in each share class by the investor in the Fund but may range from 0.00% to 3.50%.
The Fund offers four classes of shares designated as Institutional Shares, Class A Shares, Class U Shares and Class W Shares. Each class of shares have identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except that Class A, Class U and Class W Shares bear expenses related to the shareholder servicing and distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of CREDX Subsidiary, LLC (the "Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold investments that may produce non-qualifying income for tax purposes and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. There were no assets in the Taxable Subsidiary as of period end. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Fund has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.  See Income Tax Information note for the tax character of the Fund’s distributions paid during the six months.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Fund (the “Board”), the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’ s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
•Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock Credit Strategies Fund	2-10 HBW	$105,332	$ 105,332	$105,296	$ (36)
	Accordion Partners LLC	8,481	8,481	8,481	—
	Accuserve Solutions, Inc.	738,948	738,948	738,948	—
	Acquia, Inc.	21,570	21,494	21,571	77
	Action Environmental Group, Inc.	4,000	3,970	4,020	50
	Alcami Corp.	9,498	9,498	9,498	—
	Alcami Corp.	760	760	774	14
	Alphasense, Inc.	833,333	833,333	833,333	—
	Appriss Health LLC	80,307	80,307	79,022	(1,285)
	ARAS Corp.	1,120,556	1,120,556	1,088,000	(32,556)
	Backoffice Associates Holdings LLC	72,016	72,016	72,016	—
	Bullhorn, Inc.	279,360	278,905	269,582	(9,323)
	Bullhorn, Inc.	138,626	138,279	137,786	(493)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock Credit Strategies Fund (continued)	Bynder Holding BV	$1,215	$ 1,215	$1,195	$ (20)
	Bynder Holding BV	4,410	4,410	4,338	(72)
	CBI-Gator Acquisition LLC	9,778	9,778	9,182	(596)
	Chronicle Bidco, Inc.	1,478,771	1,478,771	1,493,559	14,788
	CivicPlus LLC	136,795	136,795	136,426	(369)
	Clever Devices Ltd.	811,766	811,766	811,766	—
	Community Merger Sub Debt LLC	21,429	21,032	20,980	(52)
	Corestates, Inc.	54,645	53,955	53,770	(185)
	Cybergrants Holdings LLC	73,889	73,889	72,195	(1,694)
	Emerald Technologies (U.S.) Acquisition., Inc.	218,978	201,223	183,751	(17,472)
	Epicor Software Corp.	5,571	5,571	5,591	20
	ESO Solutions, Inc.	60,736	60,736	59,582	(1,154)
	Foreside Financial	107,627	107,627	107,412	(215)
	Foreside Financial	101,695	101,695	101,492	(203)
	Foreside Financial	3,024,816	3,024,816	3,018,766	(6,050)
	Fusion Holding Corp.	14,151	14,151	14,017	(134)
	Higginbotham Insurance Agency, Inc.	2,274,941	2,274,941	2,272,666	(2,275)
	HSI Halo Acquisition, Inc.	275,229	272,477	272,477	—
	HSI Halo Acquisition, Inc.	412,844	412,844	412,844	—
	Huckabee Acquisition LLC	9,677	9,677	9,542	(135)
	Huckabee Acquisition LLC	16,129	16,129	15,903	(226)
	Integratecom, Inc.	4,000	4,000	3,878	(122)
	Intercept Bidco, Inc.	555,556	544,583	555,556	10,973
	Intercept Bidco, Inc.	833,333	825,000	833,333	8,333
	IT Parent LLC	35,862	35,586	35,575	(11)
	James Perse Enterprises, Inc.	500,000	500,000	500,000	—
	Kid Distro Holdings LLC	116,769	115,390	114,794	(596)
	Kroll Bond Rating Agency, Inc.	397,059	397,059	392,570	(4,489)
	LJ Avalon Holdings LLC	9,310	9,310	9,226	(84)
	LJ Avalon Holdings LLC	761,993	761,993	761,993	—
	Madison Logic Holdings, Inc.	6,363	6,363	6,223	(140)
	Mesquite Bidco LLC	5,714	5,559	5,554	(5)
	MSM Acquisitions, Inc.	17,875	17,875	16,356	(1,519)
	Oak Purchaser, Inc.	287,831	284,952	282,649	(2,303)
	Oak Purchaser, Inc.	486,434	486,434	477,678	(8,756)
	Oversight Systems, Inc.	45,547	44,906	45,113	207
	Peter C. Foy & Associates Insurance Services LLC	99,374	99,374	98,678	(696)
	Peter C. Foy & Associates Insurance Services LLC	563,454	563,453	559,509	(3,944)
	PMA Parent Holdings LLC	12,500	12,500	12,387	(113)
	Pueblo Mechanical and Controls LLC	18,604	18,604	18,282	(322)
	Sellerx	667,590	667,590	332,460	(335,130)
	Serrano Parent LLC	9,000	9,000	8,982	(18)
	Showtime Acquisition LLC (World Choice)	6,329	6,329	6,223	(106)
	Smarsh, Inc.	190,476	188,571	190,476	1,905
	Smarsh, Inc.	49,524	48,863	49,524	661
	Sonny’s Enterprises LLC	1,174,141	1,174,141	1,174,141	—
	Spartan Bidco Pty. Ltd.	230,769	230,769	229,282	(1,487)
	Sumup Holdings Luxembourg	1,000,000	1,000,000	980,000	(20,000)
	Supergoop LLC	123,978	122,506	123,978	1,472
	Superman Holdings LLC	69,807	69,160	69,807	647
	Thunder Purchaser, Inc.	38,843	38,843	37,769	(1,074)
	Titan Home Improvement LLC	697,674	690,698	683,721	(6,977)
	Titan Home Improvement LLC	581,395	569,928	569,768	(160)
	Wealth Enhancement Group LLC	282,352	282,352	278,347	(4,005)
	Wealth Enhancement Group LLC	3,149,219	3,149,219	3,104,157	(45,062)
	Zilliant, Inc.	148,148	148,148	142,370	(5,778)
					$ (478,295)
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of June 30, 2024, the Fund had outstanding commitments of $371,663. These commitments are not included in the net assets of the Fund as of June 30, 2024.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has  delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 1.00% of the average daily value of the Fund’s managed assets.  For purposes of calculating this fee,“managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage which includes the assets of the Taxable Subsidiary.
The Manager entered into sub-advisory agreements with BlackRock Capital Investment Advisors, LLC (“BCIA”), BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BCIA, BIL and BSL for services they provide for that portion of the Fund for which BCIA, BIL and BSL, respectively, acts as sub-adviser a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with BlackRock Investments, LLC (the “Distributor”), an affiliate of the Manager, to provide for distribution of the common shares. The Distribution Agreement provides that the Distributor will sell, and will appoint financial intermediaries to sell, common shares on behalf of the Fund on a reasonable efforts basis. The Fund has adopted a distribution and servicing plan (the “Distribution and Servicing Plan”) with respect to certain classes of the common shares and in doing so has voluntarily complied with Rule 12b-1 under the 1940 Act, as if the Fund were an open-end investment company, and will be subject to an ongoing distribution fee and shareholder servicing fee (together, the “Distribution and Servicing Fee”) in respect of the classes of common shares paying such Distribution and Servicing Fee. The maximum annual rates at which the Distribution and Servicing Fees may be paid under the Distribution and Servicing Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the classes of common shares paying such Distribution and Servicing Fee) is 0.75%. 0.25% of such fee is a shareholder service fee and the remaining portion is a distribution fee. Institutional Shares are not subject to a distribution fee or shareholder servicing fee.
For the six months ended June 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Class A	Class U	Class W	Total
Service and distribution fees — class specific	$ 363,463	$ 166,585	$ 764	$ 530,812
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Class A	Class U	Class W	Total
Transfer agent fees — class specific	$ 168,598	$ 12,348	$ 20,537	$ 12	$ 201,495
Other Fees:  For the six months ended June 30, 2024, affiliates received CDSCs of $975 for Class A Shares.
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to the Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the six months ended June 30, 2024, the amount waived was $5,119.
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’ s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Fund’s Independent Trustees. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the Manager waived $8,123 in investment advisory fees pursuant to these arrangements.
The Manager contractually agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average daily value of the net assets of each share class (“expense limitation”). Expenses covered by the expense limitation include without limitation, custodial, accounting and administrative services, any ongoing organizational expenses, and all initial and ongoing offering expenses (other than any applicable sales load). Expenses excluded from the expense limitation are limited to the investment advisory fee, service and distribution fees, interest expense, portfolio transaction and other investment-related costs (including acquired fund fees and expenses, commitment fees on leverage, prime broker fees and dividend expense) and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 1, 2026, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $227,208,328 and $129,110,819, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
BlackRock Credit Strategies Fund	$ (50,512,829)	$ (359,142)
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Credit Strategies Fund	$ 589,692,425	$ 9,409,374	$ (39,774,962)	$ (30,365,588)
9.
BANK BORROWINGS
The Fund has entered into a credit agreement with Société Générale (the “Lender”) that established a revolving credit facility with an initial commitment of up to $150 million (the “Facility”). The Facility may be increased to a maximum of $450 million. The Facility has the following terms: an unused commitment fee of 0.25% per annum when amounts borrowed is greater than $75 million or 0.30% per annum when amounts borrowed is less than $75 million and interest at a rate equal to Daily Simple SOFR on the date the loan is made plus 1.75% and a 0.10% credit spread adjustment per annum on amounts borrowed. The agreement expires on September 30, 2025 unless extended or renewed. The Fund’s borrowings, if any, are secured by eligible securities held in its portfolio of investments.
During the period, the Fund paid the commitment fee based on the daily unused portion of the Facility and an extension fee for a two-year extension. The fees associated with the agreement are included in the Statement of Operations as interest expense and fees, if any. Advances to the Fund as of period end, if any, are shown in the Statement of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

borrowings approximates fair value. For the six months ended June 30, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:
Fund Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
BlackRock Credit Strategies Fund	$ 24,000,000	$ 4,239,560	7.30%
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’ s prospectus provides details of the risks to which the Fund is subject.
Illiquidity Risk: The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11.
 CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares.  The par value for the Fund’s Common Shares is $0.001.
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Credit Strategies Fund
Institutional
Shares sold	11,474,292	$ 98,744,463	9,119,557	$ 78,944,735
Reinvestment of distributions	301,571	2,583,215	560,160	4,841,156
Shares redeemed	(3,019,917)	(25,900,529)	(6,985,601)	(60,556,833)
	8,755,946	$ 75,427,149	2,694,116	$ 23,229,058
Class A
Shares sold	1,005,264	$ 8,647,860	721,005	$ 6,254,581
Reinvestment of distributions	351,585	3,021,762	732,325	6,348,951
Shares redeemed	(471,261)	(4,058,770)	(1,819,633)	(15,810,499)
	885,588	$ 7,610,852	(366,303)	$ (3,206,967)
Class U
Shares sold	778,995	$ 6,678,900	790,438	$ 6,862,099
Reinvestment of distributions	135,092	1,159,771	192,379	1,666,752
Shares redeemed	(467,907)	(4,019,229)	(483,245)	(4,195,083)
	446,180	$ 3,819,442	499,572	$ 4,333,768
	10,087,714	$ 86,857,443	2,827,385	$ 24,355,859

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

The Fund will make offers to purchase between 5% and 25% of its outstanding shares at approximate 3 month intervals. Repurchase offer results for the periods shown were as follows:
	Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Institutional	01/08/24	02/07/24	1,251,004	2.82%	1,251,004	2.82%	$ 8.60	$ 10,758,637
Class A	01/08/24	02/07/24	347,253	3.09	347,253	3.09	8.62	2,993,320
Class U	01/08/24	02/07/24	152,926	2.94	152,926	2.94	8.61	1,316,692
Class W	01/08/24	02/07/24	—	—	—	—	—	—
Institutional	04/08/24	05/08/24	1,768,913	3.81	1,768,913	3.81	8.56	15,141,892
Class A	04/08/24	05/08/24	116,792	1.01	116,792	1.01	8.59	1,003,245
Class U	04/08/24	05/08/24	314,981	5.81	314,981	5.81	8.58	2,702,537
Class W	04/08/24	05/08/24	—	—	—	—	—	—

	Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Institutional	01/09/23	02/08/23	2,957,747	8.44%	2,078,409	5.93%	$ 8.72	$ 18,123,720
Class A	01/09/23	02/08/23	608,674	5.29	427,776	3.72	8.74	3,738,762
Class U	01/09/23	02/08/23	82,501	1.74	57,883	1.22	8.74	505,896
Class W	01/09/23	02/08/23	—	—	—	—	—	—
Institutional	04/10/23	05/10/23	1,774,797	5.21	1,774,797	5.21	8.66	15,369,740
Class A	04/10/23	05/10/23	662,387	5.89	662,387	5.89	8.68	5,749,522
Class U	04/10/23	05/10/23	184,096	3.84	184,096	3.84	8.68	1,597,957
Class W	04/10/23	05/10/23	—	—	—	—	—	—
Institutional	07/10/23	08/09/23	1,540,620	4.51	1,540,620	4.51	8.65	13,326,359
Class A	07/10/23	08/09/23	250,029	2.30	250,029	2.30	8.68	2,170,254
Class U	07/10/23	08/09/23	93,356	1.96	93,356	1.96	8.68	810,332
Class W	07/10/23	08/09/23	—	—	—	—	—	—
Institutional	10/09/23	11/08/23	1,591,775	4.36	1,591,775	4.36	8.63	13,737,014
Class A	10/09/23	11/08/23	479,441	4.38	479,441	4.38	8.66	4,151,961
Class U	10/09/23	11/08/23	147,910	3.07	147,910	3.07	8.66	1,280,898
Class W	10/09/23	11/08/23	—	—	—	—	—	—

(a)	Date the repurchase offer period began.
The amount of the repurchase offers is shown as redemptions of shares resulting from repurchase offers in the Statements of Changes in Net Assets.
As of June 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Institutional	Class A	Class U	Class W
BlackRock Credit Strategies Fund	9,800,000	58,962	23,787	23,787
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s  financial statements was completed through the date the financial statements were issued and the following item was noted:
The Fund conducted a quarterly repurchase offer for up to 5% of its issued and outstanding common shares. The results of the Fund’s repurchase offer were as follows:
	Commencement Date(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Institutional	07/07/24	08/07/24	1,981,220	4.18%	1,981,220	4.18%	$ 8.51	$ 16,860,182
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Commencement Date(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Class A	07/07/24	08/07/24	354,125	2.89%	354,125	2.89%	$ 8.54	$ 3,024,227
Class U	07/07/24	08/07/24	375,171	6.57	375,171	6.57	8.53	3,200,205
Class W	07/07/24	08/07/24	—	—	—	—	—	—

(a)	Date the repurchase offer period began.

2024 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Credit Strategies Fund (the “Fund”) met on May 3, 2024 (the “May Meeting”) and June 6, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and the Fund, (2) the Manager, BlackRock (Singapore) Limited (“BRS”) and the Fund and (3) the Manager, BlackRock Capital Investment Advisors, LLC (“BCIA” and collectively with BIL and BRS, the “Sub-Advisors”) and the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements on an annual basis.  The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as additional ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements.  In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to the Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions (k) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (n) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage;  portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus and statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. The performance information is based on net asset value (NAV), and utilizes Lipper data. Lipper’s methodology calculates a fund’s total return assuming distributions are reinvested on the ex-date at a fund’s ex-date NAV. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for the one-year, three-year and since-inception periods reported, the Fund outperformed, underperformed and underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ

2024 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the supplemental peer group.  In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has contractually agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements among the Manager, the Sub-Advisors, and the Fund for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Additional Information

General Information
The Fund’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since December 31, 2023. This information may not reflect all of the changes that have occurred since you purchased the Fund.
Except if noted otherwise herein, there were no changes to the Fund’s charter or by-laws that would delay or prevent a change of control of the Fund that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Fund on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Fund. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

2024 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

BlackRock Privacy Principles (continued)
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Capital Investment Advisors, LLC
Wilmington, DE 19809
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

2024 BlackRock Semi-Annual Report to Shareholders

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Want to know more?
blackrock.com | 877-275-1255
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when repurchased by the Fund in connection with any applicable repurchase offer, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CRST-06/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Strategies Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Strategies Fund

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Strategies Fund

Date: August 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Credit Strategies Fund

Date: August 22, 2024